                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                           SELECT SECTOR SPDR(R) TRUST
 ------------------------------------------------------------------------------
                                   ----------
               (Exact name of registrant as specified in charter)

                225 Franklin Street, Boston, Massachusetts 02110
 ------------------------------------------------------------------------------
                                   ----------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                   Copy to:

      Stephanie M. Nichols, Esq.                    Stuart Strauss, Esq.
  State Street Bank and Trust Company              Mayer Brown Rowe & Maw
     One Federal Street, 9th Floor                      1675 Broadway
           Boston, MA 02110                     New York, New York 10019-5820




       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30, 2003

Date of reporting period:  September 30, 2003

Item 1
                          THE SELECT SECTOR SPDR TRUST

                                     [IMAGE]

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003

                                  SELECT SECTOR
                                    SPDRs(R)

    Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND      XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE HEALTH CARE SECTOR SPDR FUND                        XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                   XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

We are pleased to present the annual report for The Select Sector SPDR Trust for the year ending September 30, 2003 together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices.

The U.S. stock market experienced a strong rebound during the year ending September 30, 2003. The S&P 500 Index rose 24.40% in that time, regaining some of the ground lost during the tough bear market. Economic stimulus in the form of tax cuts, interest rate reductions, and improved economic indicators helped the market rebound. The relatively quick initial phase of the Iraq war also aided in the market's recovery, although the longer and more difficult secondary phase still looms over the market.

During the past year, all nine of the Select Sector Indices posted gains. The Technology Select Sector Index was the strongest performing sector, posting a gain of 55.22%. In total, six of the Select Sector Indices posted gains of 20% or more during the year, and two Select Sector Indices posted gains in excess of 10%. Only Consumer Staples Select Sector Index failed to post a double digit gain during the period, but still managed to gain 4.59%. In the Management's Discussion and Analysis pages that follow, we have provided additional information on the performance of each of the Select Sector SPDR Funds.

The Funds not only experienced positive investment performance in fiscal 2003, but they also enjoyed strong asset growth. The Trust increased assets by approximately $3.2 billion during the fiscal year. The Select Sector SPDR Funds showing the strongest growth were the Utilities Select Sector SPDR Fund, up 749% to $1.18 billion, the Industrial Select Sector SPDR Fund, up 569% to $580.29 million, and the Health Care Select Sector SPDR Fund, which rose 187% to $316.27 million. The smallest increase, 35%, was in the Consumer Staples Select Sector SPDR Fund, which closed the fiscal year at $276.11 million.

                   SELECT SECTOR SPDR ASSETS UNDER MANAGEMENT



                       1999...............$1,400,000,000
                       2000...............$2,300,000,000
                       2001...............$2,600,000,000
                       2002...............$2,100,000,000
                       2003...............$5,300,000,000


   * Commencement of Trust Operations was on December 16, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS

Additional information on the Select Sector SPDR Funds can be found on our newly enhanced web-site at www.spdrindex.com, where new tools and features have been added. We continue to appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Donald A. Gignac
Donald A. Gignac
President
The Select Sector SPDR Trust

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500 Index. To accomplish this, the Consumer Discretionary Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Discretionary Select Sector Index. For the year ending September 30, 2003, the Fund returned 22.27% as compared to the Consumer Discretionary Select Sector Index return of 22.62% and the S&P 500 Index return of 24.40%.

The Consumer Discretionary Select Sector enjoyed a strong year as consumer confidence remained solid during some generally weak economic conditions experienced over much of the last year. Many smaller specialty retail stocks performed extremely well as the market showed signs of sustaining its momentum which began in the prior year. In April 2003, The Consumer Discretionary Select Sector Index experienced two significant changes as a result of industry sector reclassifications. Wal-Mart Stores, Inc. and Costco Wholesale Corp. were removed from the Consumer Discretionary Select Sector Index, accounting for approximately 22% in turnover for the Fund.

Many individual companies reported positive performance during the year ended September 30, 2003. Best Buy Co., Inc., Staples, Inc., Tiffany & Co., and Gap Inc. led the way in terms of performance. Lower-end, diversified retailers such as Target Corp., Family Dollar Stores Inc. and Dollar General Corp. also performed well as sales and earnings growth picked up during the year. With interest rates at historically low levels, new construction and home renovations remained strong. Housing and housing-related stocks such as Pulte Homes, Inc., Kaufman and Broad Homes Inc., Home Depot, Inc. and Lowe's Companies, Inc. all benefited in this environment. The few drags on the Consumer Discretionary Select Sector's performance were predominantly related to stock-specific issues. Newell Rubbermaid, Inc. had and continues to undergo a tough, multi-year restructuring program while Darden Restaurants, Inc. has been affected by rising food costs and low customer satisfaction.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER DISCRETIONARY SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10705.00                           10584.00
03/31/99                                                                  11652.00                           11111.00
06/30/99                                                                  12145.00                           11895.00
09/30/99                                                                  10717.00                           11152.00
12/31/99                                                                  12675.00                           12811.00
03/31/00                                                                  11973.00                           13104.00
06/30/00                                                                  10611.00                           12756.00
09/30/00                                                                  10275.00                           12631.00
12/31/00                                                                  10575.00                           11644.00
03/31/01                                                                  10807.00                           10264.00
06/30/01                                                                  11440.00                           10864.00
09/30/01                                                                   9613.00                            9269.00
12/31/01                                                                  11988.00                           10260.00
03/31/02                                                                  12520.00                           10288.00
06/30/02                                                                  11504.00                            8909.00
09/30/02                                                                   9523.00                            7370.00
12/31/02                                                                   9717.00                            7992.00
03/31/03                                                                   9576.00                            7740.00
06/30/03                                                                  11394.00                            8931.00
09/30/03                                                                  11642.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03    22.27%      22.43%           22.62%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         13.30%      13.18%           14.28%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       12.66%      11.91%           14.40%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03     22.27%      22.43%           22.62%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           4.25%       4.21%            4.55%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         2.53%       2.39%            2.86%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    --------------------------------------------------------------------------------------------------------------
       DESCRIPTION      HOME DEPOT      COMCAST        AOL TIME WARNER     VIACOM          DISNEY (WALT)
                        INCORPORATED    CORPORATION    INCORPORATED        INCORPORATED    COMPANY (THE)
    --------------------------------------------------------------------------------------------------------------
       SHARES           517,485         506,701        1,016,171           395,206         460,313
    --------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $16,481,897     15,646,927     15,354,344          15,136,390      9,284,513
    --------------------------------------------------------------------------------------------------------------
       % OF             7.19            6.83           6.70                6.60            4.05
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        >200               50-99        100-199        >200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                2003
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2002
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1             0             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        1             0             0                  7             0             1
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        0             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5             0             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             2             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4             0             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8             3             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2             2             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1             0             0                  0             1             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Consumer Staples Select Sector Index. For the year ending September 30, 2003, the Fund returned 4.31% as compared to the Consumer Staples Select Sector Index return of 4.59% and the S&P 500 Index return of 24.40%.

The Consumer Staples Select Sector Index under-performed the broader S&P 500 Index, which was led by strong performances in the Technology, Financials, and Consumer Discretionary Sectors. As the U.S. market recovered, investors put money into lower quality, higher beta stocks pushing these stock prices higher at the expense of higher quality, more mature companies found within the Consumer Staples Select Sector Index. In April 2003, The Consumer Staples Select Sector Index experienced two significant changes as a result of industry sector reclassifications. Wal-Mart Stores, Inc. and Costco Wholesale Corp. were added to the Consumer Staples Select Sector Index, accounting for approximately 25% in turnover for the Fund.

During the year, tobacco stocks were the largest contributors to the performance of the Consumer Staples Select Sector Index due to strong profit growth, some favorable court rulings, and by passing on much of their settlement costs to consumers. Altria Group, Inc., UST, Inc., and RJ Reynolds Tobacco Holdings, Inc. combined to make up over 2% of the index's total return for the year ended September 30, 2003. While some individual companies produced respectable returns over the past twelve months, market saturation and unfavorable growth prospects hurt stocks within the beverage industry such as Coca-Cola Co. and Pepsi Bottling Group, Inc. Brewers, Anheuser-Busch Companies, Inc. and Adolph Coors Co. also were a drag on the Index as the U.S. beer industry was hindered by poor weather in many parts of the country and general economic weakness.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE CONSUMER STAPLES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10451.00                           10584.00
03/31/99                                                                  10193.00                           11111.00
06/30/99                                                                   9890.00                           11895.00
09/30/99                                                                   8755.00                           11152.00
12/31/99                                                                   8916.00                           12811.00
03/31/00                                                                   8228.00                           13104.00
06/30/00                                                                   9875.00                           12756.00
09/30/00                                                                   9797.00                           12631.00
12/31/00                                                                  11212.00                           11644.00
03/31/01                                                                   9798.00                           10264.00
06/30/01                                                                   9644.00                           10864.00
09/30/01                                                                   9945.00                            9269.00
12/31/01                                                                  10098.00                           10260.00
03/31/02                                                                  10390.00                           10288.00
06/30/02                                                                   8922.00                            8909.00
09/30/02                                                                   7989.00                            7370.00
12/31/02                                                                   8083.00                            7992.00
03/31/03                                                                   7554.00                            7740.00
06/30/03                                                                   8228.00                            8931.00
09/30/03                                                                   8331.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03     4.31%       4.63%            4.59%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -14.94%     -14.73%          -14.31%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)       -17.94%     -18.00%          -17.00%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03      4.31%       4.63%            4.59%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -5.25%      -5.17%           -5.02%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)         -4.06%      -4.07%           -3.83%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES,    PROCTER & GAMBLE    COCA-COLA        PEPSICO,        ALTRIA
                          INCORPORATED        COMPANY             COMPANY (THE)    INCORPORATED    GROUP,
                                                                                                   INCORPORATED
    ---------------------------------------------------------------------------------------------------------------------
       SHARES             1,144,103           339,581             643,568          291,062         287,661
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $63,898,153         31,519,908          27,647,681       13,339,371      12,599,552
    ---------------------------------------------------------------------------------------------------------------------
       % OF               23.14               11.42               10.01            4.83            4.56
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         2             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         2             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         4             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         7             0              0               9             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         9             1              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         9             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        15             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        11             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 15.87% as compared to the Energy Select Sector Index return of 16.26% and the S&P 500 Index return of 24.40%.

During the twelve-month period ended September 30, 2003, the Energy Select Sector Index underperformed the broader S&P 500 Index, which was led by strong performances in Technology, Financials, and Consumer Discretionary Sectors. The S&P 500 Index over performance relative to the Energy Select Sector Index was attributed to the last six months of the year ended September 30, 2003. More specifically, the Energy Select Sector's return during the second quarter of 2003 was approximately half of the S&P 500 Index return. Nevertheless, the Energy Select Sector Index posted a positive, albeit modest, contribution of 45 basis points to the overall S&P 500 Index. In general, the Energy Select Sector's returns were hindered as a result of continued turmoil in oil producing regions, including the Middle East.

Notable performers at the individual stock level include Halliburton Co. which provided the largest contribution to the overall Energy Select Sector Index return, followed closely by Exxon Mobil Corp., the largest company in the index. Both companies were buoyed by positive earnings news, as well as contract wins, possible mergers, and expansion plans around the globe. Halliburton Co. was also assisted by positive news related to several asbestos claims against the company. Among the top five holdings in the Energy Select Sector Index, only one had a negative contribution to return in the index. ChevronTexaco Corp., the second largest stock in the Index, was accountable for a loss of 96 basis points to the overall performance of the Energy Select Sector Index. ChevronTexaco Corp. had suffered from lower expected earnings than its peers, as well as continued unsatisfactory results from the merger with Texaco in November of 2001. Amerada Hess Corp. and Transocean Sedeco Forex Inc. contributed negative 91 and negative 52 basis points, respectively. Both companies have experienced recent set backs as a result of operations issues and negative earnings reports.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE ENERGY SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                   9835.00                           10584.00
03/31/99                                                                  10483.00                           11111.00
06/30/99                                                                  11993.00                           11895.00
09/30/99                                                                  11791.00                           11152.00
12/31/99                                                                  11707.00                           12811.00
03/31/00                                                                  12672.00                           13104.00
06/30/00                                                                  13098.00                           12756.00
09/30/00                                                                  14314.00                           12631.00
12/31/00                                                                  14558.00                           11644.00
03/31/01                                                                  13514.00                           10264.00
06/30/01                                                                  13419.00                           10864.00
09/30/01                                                                  11482.00                            9269.00
12/31/01                                                                  11885.00                           10260.00
03/31/02                                                                  12913.00                           10288.00
06/30/02                                                                  11780.00                            8909.00
09/30/02                                                                   9561.00                            7370.00
12/31/02                                                                  10138.00                            7992.00
03/31/03                                                                  10207.00                            7740.00
06/30/03                                                                  11041.00                            8931.00
09/30/03                                                                  11078.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03    15.87%      16.04%           16.26%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED        -22.62%     -22.34%          -21.93%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       12.51%      12.59%           14.18%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET           ENERGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03     15.87%      16.04%           16.26%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -8.19%      -8.08%           -7.92%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         2.50%       2.52%            2.82%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CHEVRON TEXACO     CONOCO PHILLIPS     SCHLUMBERGER     OCCIDENTAL PETROLEUM
                          CORPORATION     CORPORATION        INCORPORATED        LIMITED          CORPORATION
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             2,474,712       871,876            594,792             372,295          426,158
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $90,574,549     62,295,540         32,564,862          18,019,078       15,013,546
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               22.88           15.74              8.23                4.55             3.79
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

    -----------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        0              0              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        3              1              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        0              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        4              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        5              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2              0              0              5              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        7              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 25.45% as compared to the Select Sector Index return of 25.90% and the S&P 500 Index return of 24.40%.

The Financial Select Sector Index continued to benefit from the low interest rate environment which has existed for over a year now. The Federal Reserve's latest reduction in June 2003 lowered the Fed Funds rate 25 basis points to 1%. Consumer lending continued to remain strong but the growth in business loans showed signs of weakness. The housing market continued to bolster the earnings of mortgage banking companies as low interest rates attracted home buyers.

The best performing stock for the year ending September 30, 2003 was Providian Financial Corp. as a result of improved credit quality and earnings growth. Other companies that proved strong contributors to the Financial Select Sector's Index return were Citigroup Inc. and Bank of America Corp. Citigroup benefited from strong financials and realized gains from their consumer banking and credit card businesses. Bank of America benefited from Investment Banking business and higher fees from mortgages and lending to individuals. The companies that were the biggest detractors to the Financial Select Sector Index return included UnumProvident Corp. and Freddie Mac. UnumProvident Corp. had suffered credit downgrades, and a regulatory review of its accounting policies, while Freddie Mac was the target of an SEC investigation alleging fraud stemming from a restatement of earnings back in January 2003.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE FINANCIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
06/30/99                                                                  11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
06/30/00                                                                  10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
12/31/00                                                                  13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00
06/30/01                                                                  13386.00                           10864.00
09/30/01                                                                  11631.00                            9269.00
12/31/01                                                                  12489.00                           10260.00
03/31/02                                                                  12914.00                           10288.00
06/30/02                                                                  11945.00                            8909.00
09/30/02                                                                   9907.00                            7370.00
12/31/02                                                                  10634.00                            7992.00
03/31/03                                                                  10086.00                            7740.00
06/30/03                                                                  11934.00                            8931.00
09/30/03                                                                  12428.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03    25.45%      25.40%           25.90%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         -7.62%      -7.72%           -6.84%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       17.80%      17.35%           19.21%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/03     25.45%      25.40%           25.90%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          -2.61%      -2.64%           -2.33%
       9/30/03
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         3.49%       3.41%            3.75%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP       AMERICAN INTERNATIONAL    BANK OF AMERICA    WELLS FARGO &    J.P. MORGAN
                          INCORPORATED    GROUP INCORPORATED        CORPORATION        COMPANY          CHASE & CO.
    -----------------------------------------------------------------------------------------------------------------------
       SHARES             2,119,421       1,073,663                 615,998            691,345          838,510
    -----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $96,454,850     61,950,355                48,072,484         35,604,267       28,786,048
    -----------------------------------------------------------------------------------------------------------------------
       % OF               12.28           7.89                      6.12               4.53             3.67
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE vs. NAV AS OF SEPTEMBER 30, 2003

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 ------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01        4              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01        0              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        0              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        2              1              1              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        1              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        5              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        1              0              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        3              0              0              1              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1              0              0              0              0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund seeks to replicate the total return of the Health Care Select Sector of the S&P 500 Index. To accomplish this, the Health Care Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 11.22% as compared to the Health Care Select Sector Index return of 11.53% and the S&P 500 Index return of 24.40%.

The Health Care Select Sector Index underperformed the broader S&P 500 index during the prior year. Although a number of firms within the health care industry were able to post some dramatically positive returns due to their success at new product developments, the health care stocks as a whole trailed the broad S&P 500 Index. The overall underperformance was due to a number of negative developments which included questions regarding Medicare billings, collapsing margins for a number of direct health care providers and increasing U.S. government scrutiny on the pricing of pharmaceuticals.

Notable performers for the year ended September 30, 2003 at the individual stock level include Genzyme Corp., Boston Scientific Corp., and Watson Pharmaceutical, Inc. Genzyme Corp.'s success was fueled by a combination of positive expectations regarding future performance, existing strong earnings growth, and continued success in new pharmaceutical launches. Boston Scientific Corp.'s performance was primarily a result of dramatic positive developments in their main product line. Watson Pharmaceutical Inc. experienced business results in both the generic drug marketplace and in the introduction of new products which led to their strong return. Of the stocks that posted declines during the prior year, the three worst performing issues were Tenet Healthcare Corp., CIGNA Corp., and Schering-Plough Corp. Government investigations into Tenet Healthcare Corp.'s Medicare billing practices led to this stock's steep decline. CIGNA Corp. experienced declining earnings as a result of increased liquidity concerns while Schering-Plough Corp.'s decline was mainly caused by a significant reduction in earnings estimates which were a result of increased operating expenses.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE HEALTH CARE SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                               HEALTH CARE SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10817.00                           10584.00
03/31/99                                                                  11659.00                           11111.00
06/30/99                                                                  12297.00                           11895.00
09/30/99                                                                  11203.00                           11152.00
12/31/99                                                                  12988.00                           12811.00
03/31/00                                                                  12937.00                           13104.00
06/30/00                                                                  12352.00                           12756.00
09/30/00                                                                  12193.00                           12631.00
12/31/00                                                                  11486.00                           11644.00
03/31/01                                                                  11357.00                           10264.00
06/30/01                                                                  12430.00                           10864.00
09/30/01                                                                   9913.00                            9269.00
12/31/01                                                                  11464.00                           10260.00
03/31/02                                                                  12440.00                           10288.00
06/30/02                                                                  11576.00                            8909.00
09/30/02                                                                  10735.00                            7370.00
12/31/02                                                                  11270.00                            7992.00
03/31/03                                                                  11379.00                            7740.00
06/30/03                                                                  12499.00                            8931.00
09/30/03                                                                  11934.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

 ---------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           -----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET        HEALTH CARE            NET ASSET    MARKET        HEALTH CARE
                              VALUE       VALUE    SELECT SECTOR INDEX          VALUE       VALUE    SELECT SECTOR INDEX
 ---------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/03    11.22%     10.94%           11.53%                11.22%     10.94%           11.53%
 ---------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         -2.10%     -2.31%           -1.43%                -0.70%     -0.78%           -0.48%
    9/30/03
 ---------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       14.41%     14.52%           16.01%                 2.86%      2.88%            3.16%
 ---------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    ---------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER          JOHNSON & JOHNSON    MERCK & COMPANY     AMGEN           ABBOTT
                          INCORPORATED    COMPANY              INCORPORATED        INCORPORATED    LABS
    ---------------------------------------------------------------------------------------------------------------------
       SHARES             1,944,335       741,098              559,022             322,336         346,406
    ---------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $59,068,897     36,699,173           28,297,694          20,813,235      14,739,575
    ---------------------------------------------------------------------------------------------------------------------
       % OF               18.68           11.60                8.95                6.58            4.66
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 ------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         1             1              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0              10             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         2             0              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         2             1              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         0             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        11             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 21.07% as compared to the Industrial Select Sector Index return of 21.55% and the S&P 500 Index return of 24.40%.

In April 2003, a number of the Select Sector SPDR funds were affected by industry sector reclassifications made by their underlying indexes. As a result, eight stocks within the Industrial Select Sector SPDR Fund's portfolio were reclassified into the Technology Select Sector SPDR Fund. Of these stocks, the three largest deletions were Paychex, Inc., Automatic Data Processing, Inc., and First Data Corp. Together, the movement of the six stocks represented turnover of nearly 9% percent for the Industrial Select Sector SPDR Fund.

During the year, some of the better performing stocks of the Industrial Select Sector SPDR Fund were Power-One Inc., Monster Worldwide, Inc., and PACCAR, Inc. Power-One Inc.'s positive return represented a rebound from their extremely low September 30, 2002 price, primarily as a result of solid earnings growth. PACCAR Inc., as a participant in the cyclical truck marketplace, attributed its strong performance to expectations that the rebounding economy will lead to a dramatic increase in business volume. Similarly, Monster Worldwide Inc.'s price appreciation during the past year was mainly a result of growing labor market expectations that would translate into both increased profits and business volume. Some of the worst performing stocks during the year ended September 30, 2003 included Northrop Grumman Corp., Lockheed Martin Corp., and Delta Airlines, Inc. Northrop Grumman Corp. and Lockheed Martin Corp. were both hurt by projections that US government budgetary issues would lead to slowdowns in future levels of defense spending, while Delta Airlines Inc.'s decline was a function of the difficult travel market and the increasing relative success of a number of low cost carriers.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE INDUSTRIAL SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10759.00                           10584.00
03/31/99                                                                  11010.00                           11111.00
06/30/99                                                                  13153.00                           11895.00
09/30/99                                                                  12740.00                           11152.00
12/31/99                                                                  13223.00                           12811.00
03/31/00                                                                  13001.00                           13104.00
06/30/00                                                                  12786.00                           12756.00
09/30/00                                                                  13645.00                           12631.00
12/31/00                                                                  14150.00                           11644.00
03/31/01                                                                  12030.00                           10264.00
06/30/01                                                                  13194.00                           10864.00
09/30/01                                                                  10766.00                            9269.00
12/31/01                                                                  12696.00                           10260.00
03/31/02                                                                  12498.00                           10288.00
06/30/02                                                                  10986.00                            8909.00
09/30/02                                                                   9019.00                            7370.00
12/31/02                                                                   9557.00                            7992.00
03/31/03                                                                   8996.00                            7740.00
06/30/03                                                                  10448.00                            8931.00
09/30/03                                                                  10923.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         INDUSTRIAL           NET ASSET     MARKET         INDUSTRIAL
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/03    21.07%      21.12%           21.55%               21.07%      21.12%           21.55%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        -19.98%     -20.57%          -19.32%               -7.16%      -7.39%           -6.91%
    9/30/03
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)        6.15%       6.41%            7.88%                1.26%       1.31%            1.60%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL         UNITED PARCEL         3M COMPANY      TYCO             UNITED
                          ELECTRIC        SERVICE                               INTERNATIONAL    TECHNOLOGIES
                          COMPANY         INCORPORATED                          LIMITED          CORPORATION
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             4,401,489       679,758               476,538         1,227,565        288,931
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $131,208,387    43,368,560            32,914,480      25,079,153       22,328,588
    ----------------------------------------------------------------------------------------------------------------------
       % OF               22.61           7.47                  5.67            4.32             3.85
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         3             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         4             0              0               5             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         4             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         1             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         6             1              0               2             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         4             0              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         9             2              0               9             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         7             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99         2             1              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99         1             1              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99         3             0              0               2             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99         5             2              0               4             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             1998
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/98*        2             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund seeks to replicate the total return of the Materials Select Sector of the S&P 500 Index. To accomplish this, the Materials Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 26.04% as compared to the Materials Select Sector Index return of 26.60% and the S&P 500 Index return of 24.40%

The Materials Select Sector Index return for the year ended September 30, 2003 was driven by investor optimism and increased signs of improving economic conditions. The Materials Select Sector Index is comprised of cyclical companies that are tied closely to the ebbs and flows of the economy and subsequently are the first to experience gains as the economy rebounds. The chemicals industry, which comprises more than half of the Materials Select Sector Index market capitalization, continued to be challenged by the steady rise in energy prices, a key component in the production of chemicals.

The best performing stocks during the year ended September 30, 2003 were Sealed Air Corp., Newmont Mining Corp., and Freeport-McMoran Copper & Gold Inc. Sealed Air Corp.'s rise was due to strength in the food packaging business and the company's sales growth during the 2nd quarter of 2003. With over half of their business outside the U.S., Sealed Air Corp. also benefited from the weak U.S. dollar. Freeport McMoran Copper & Gold Inc. also benefited from a weak U.S. dollar, deriving about 93% of sales from abroad. Rising gold and copper prices also contributed to Freeport McMoran's gains, with copper prices experiencing its highest level in three years. Similarly, Newmont Mining Corp., whose business is principally engaged in gold mining, had its share price rise as the price of gold steadily increased over the past year. The companies that were the biggest detractors to the Materials Select Sector SPDR Fund's returns during the year ended September 30, 2003, include Worthington Industries, Inc., Great Lakes Chemical Corp. and Eastman Chemical Co. Worthington Industries, Inc. suffered from weak demand of processed steel and metal frames as automobile and construction companies continued to operate in soft product markets. Great Lakes Chemical Corp., producer of industrial and consumer products, had profits decline as a result of higher energy and raw materials costs. Eastman Chemical Co. was also hurt by rising energy costs, in addition to competitive pricing pressures.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE MATERIALS SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                MATERIALS SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10429.00                           10584.00
03/31/99                                                                  10567.00                           11111.00
06/30/99                                                                  12639.00                           11895.00
09/30/99                                                                  11559.00                           11152.00
12/31/99                                                                  12949.00                           12811.00
03/31/00                                                                  11342.00                           13104.00
06/30/00                                                                   9749.00                           12756.00
09/30/00                                                                   8961.00                           12631.00
12/31/00                                                                  10969.00                           11644.00
03/31/01                                                                  10341.00                           10264.00
06/30/01                                                                  11387.00                           10864.00
09/30/01                                                                  10039.00                            9269.00
12/31/01                                                                  11260.00                           10260.00
03/31/02                                                                  12429.00                           10288.00
06/30/02                                                                  12206.00                            8909.00
09/30/02                                                                   9412.00                            7370.00
12/31/02                                                                  10613.00                            7992.00
03/31/03                                                                   9845.00                            7740.00
06/30/03                                                                  11185.00                            8931.00
09/30/03                                                                  11865.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

 --------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                        AVERAGE ANNUAL TOTAL RETURN
                           ----------------------------------------------------------------------------------------------
                            NET ASSET    MARKET         MATERIALS            NET ASSET    MARKET         MATERIALS
                              VALUE       VALUE    SELECT SECTOR INDEX         VALUE       VALUE    SELECT SECTOR INDEX
 --------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/03    26.04%     26.20%           26.60%               26.04%     26.20%           26.60%
 --------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED         32.41%     31.17%           33.78%                9.81%      9.47%           10.19%
    9/30/03
 --------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)       17.97%     17.81%           20.12%                3.52%      3.49%            3.92%
 --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    ------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT         DOW          ALCOA        INTERNATIONAL    NEWMONT
                          (E.I) DE        CHEMICAL     INCORPORATED   PAPER COMPANY   MINING
                          NEMOURS &       COMPANY                                    CORPORATION
                          COMPANY
    ------------------------------------------------------------------------------------------------------
       SHARES             1,756,580       1,619,203    1,491,836    845,536          611,174
    ------------------------------------------------------------------------------------------------------
       MARKET VALUE       $70,280,766                               32,992,815       23,890,792
                                         52,688,866   39,026,430
    ------------------------------------------------------------------------------------------------------
       % OF               15.72           11.79        8.73         7.38             5.34
       NET ASSETS
    ------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

 ------------------------------------------------------------------------------------------------------------------------
                                       CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                              -----------------------------------------------------------------------------------
                                  50-99        100-199        >200          50-99        100-199        >200
                                  BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                 POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                              -----------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03        0             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02        2             0             0             0             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02        0             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02        0             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02        1             0             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01        1             1             0             8             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01        3             0             0            11             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01        0             0             0             8             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01        6             0             0             7             0             0
 ------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00        9             1             0             5             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00        7             1             0             4             0             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00        9             1             0             6             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00       13             2             0             3             1             0
 ------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99       12             2             0            11             1             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99        7             0             0            12             2             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99        6             0             0             7             2             0
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99        4             1             0             8             3             0
 ------------------------------------------------------------------------------------------------------------------------
             1998
 ------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/98*       2             1             0             1             0             0
 ------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the Technology Select Sector Index. For the year ending September 30, 2003, the Fund returned 54.66% as compared to the Technology Select Sector Index return of 55.22% and the S&P 500 Index return of 24.40%.

Much like the bull market of the late 1990s, the Technology Sector is in the familiar position of leading the market's advance with impressive performance. Often susceptible to volatile return swings, technology companies have benefited from an increase in corporate and retail spending as the outlook for the sector has improved over the last year. Semiconductor and semiconductor-related stocks were most impressive as order rates and other industry fundamentals remained strong. In April 2003, the Technology Select Sector Index experienced a number of significant changes as a result of industry sector reclassifications. Eight securities were reclassified from the Industrial Select Sector Index to the Technology Select Sector Index which accounted for approximately 5% in portfolio turnover. The companies which entered the index were: Automatic Data Processing Inc, Concord EFS Inc, Convergys Corp, First Data Corp, Fiserv Inc, Paychex Inc, Sabre Holding Corp, and Molex Inc.

During the year ended September 30, 2003, Intel Corp., Advanced Micro Devices, Inc., National Semiconductor Corp., and Broadcom Corp. led the way as the semiconductor companies contributed over 13% to the return of the Technology Select Sector Index. PC and software makers also enjoyed the upsurge in consumer sentiment and spending with Hewlett-Packard Co. IBM Corp., Dell, Inc., and Microsoft Corp. posting strong performance. All companies within the Technology Select Sector Index enjoyed positive returns during the last year, but the few without double-digit returns had primarily company-specific issues that attributed to lower performance relative to their peers. Intuit, Inc. still managed to post a positive return despite its core financial reporting and tax businesses slowing, and BMC Software, Inc. managed a positive return while undergoing a restructuring which included layoffs, facility closures, and office consolidations.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE TECHNOLOGY SELECT SECTOR SPDR FUND

[LINE GRAPH]

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10851.00                           10584.00
03/31/99                                                                  12189.00                           11111.00
06/30/99                                                                  13445.00                           11895.00
09/30/99                                                                  13700.00                           11152.00
12/31/99                                                                  18011.00                           12811.00
03/31/00                                                                  20021.00                           13104.00
06/30/00                                                                  17985.00                           12756.00
09/30/00                                                                  15435.00                           12631.00
12/31/00                                                                  10410.00                           11644.00
03/31/01                                                                   8255.00                           10264.00
06/30/01                                                                   9253.00                           10864.00
09/30/01                                                                   6373.00                            9269.00
12/31/01                                                                   8020.00                           10260.00
03/31/02                                                                   7226.00                           10288.00
06/30/02                                                                   5277.00                            8909.00
09/30/02                                                                   3933.00                            7370.00
12/31/02                                                                   4940.00                            7992.00
03/31/03                                                                   4779.00                            7740.00
06/30/03                                                                   5677.00                            8931.00
09/30/03                                                                   6083.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         TECHNOLOGY           NET ASSET     MARKET         TECHNOLOGY
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/03    54.66%      54.96%           55.22%               54.66%      54.96%           55.22%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        -60.59%     -60.47%          -60.31%              -26.68%     -26.61%          -26.51%
    9/30/03
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)      -42.83%     -42.80%          -42.18%              -11.06%     -11.05%          -10.84%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual total returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT        INTEL         INTERNATIONAL         CISCO SYSTEMS     VERIZON
                          CORP.            CORP.         BUSINESS MACHINES     INC.              COMMUNICATIONS
                                                         CORP.                                   INC.
    ----------------------------------------------------------------------------------------------------------------------
       SHARES             5,895,757        3,549,213     943,316               3,826,558         1,502,757
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $163,843,087     97,638,850    83,323,102            74,770,943        48,749,437
    ----------------------------------------------------------------------------------------------------------------------
       % OF               15.42            9.19          7.84                  7.04              4.59
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

    ------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 ------------------------------------------------------------------------------------------
                2003
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/03         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/03         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/03         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2002
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/02         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/02         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/01         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/01         1             1              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/01         1             1              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         1             0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the year ending September 30, 2003, the Fund had a return of 22.16% as compared to the Utilities Select Sector Index return of 22.67% and the S&P 500 Index return of 24.40%.

The Utilities Select Sector experienced strong gains consistent with the overall market during the year ended September 30, 2003. Throughout the year, the Utilities Select Sector was comprised of a number of companies working to restructure their balance sheets which provided positive results for the Utilities Select Sector Index. On the other hand, those companies that were not able to get their finances in order suffered the consequences, as the market moved toward those companies with improved financial positions.

During the year ended September 30, 2003, the three best performing stocks in the Utilities Select Sector SPDR Fund were Williams Companies, Inc., AES Corp., and PG&E Corp. William's Companies Inc.'s return was fueled by their dramatic success at improving their liquidity position and restructuring the terms of their financial commitments. Similarly, AES Corp.'s positive performance was a function of their ability to restructure their short term financial commitments and improve their liquidity situation, while PG&E Corp.'s performance was fueled by their expected emergence from near bankruptcy and improvement prospects for the future. The three worst performing stocks in the Utilities Select Sector Fund during the year, were Allegheny Energy, Inc., El Paso Corp., and TXU Corp. For TXU Corp., an ongoing corporate restructuring and the negative financial impact of increased volatility in natural gas prices led to its poor performance. Allegheny Energy Inc.'s performance decline was primarily caused by lower earnings estimates and a continued constrained liquidity situation, while El Paso Corp. battled questions regarding their liquidity.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT AT NET ASSET VALUE UTILITIES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10369.00                           10584.00
03/31/99                                                                   9239.00                           11111.00
06/30/99                                                                  10818.00                           11895.00
09/30/99                                                                  10366.00                           11152.00
12/31/99                                                                  10022.00                           12811.00
03/31/00                                                                   9490.00                           13104.00
06/30/00                                                                   9789.00                           12756.00
09/30/00                                                                  11731.00                           12631.00
12/31/00                                                                  12223.00                           11644.00
03/31/01                                                                  11704.00                           10264.00
06/30/01                                                                  11625.00                           10864.00
09/30/01                                                                  11073.00                            9269.00
12/31/01                                                                  10627.00                           10260.00
03/31/02                                                                  10749.00                           10288.00
06/30/02                                                                   9393.00                            8909.00
09/30/02                                                                   7293.00                            7370.00
12/31/02                                                                   7639.00                            7992.00
03/31/03                                                                   7394.00                            7740.00
06/30/03                                                                   8955.00                            8931.00
09/30/03                                                                   8913.00                            9168.00

(Past performance is not indicative of future results.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF SEPTEMBER 30, 2003

 ----------------------------------------------------------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN                         AVERAGE ANNUAL TOTAL RETURN
                           ------------------------------------------------------------------------------------------------
                            NET ASSET     MARKET         UTILITIES            NET ASSET     MARKET         UTILITIES
                              VALUE       VALUE     SELECT SECTOR INDEX         VALUE       VALUE     SELECT SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/03    22.16%      22.09%           22.67%               22.16%      22.09%           22.67%
 ----------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED        -24.01%     -23.71%          -23.45%               -8.75%      -8.63%           -8.52%
    9/30/03
 ----------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)      -12.76%     -12.73%          -12.22%               -2.82%      -2.81%           -2.69%
 ----------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   (Average annual returns reflect past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.)

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2003

 --------------------------------------------------------------------------------------------------------------
    DESCRIPTION        SOUTHERN       EXELON         DOMINION              DUKE ENERGY    ENTERGY
                       COMPANY        CORPORATION    RESOURCES,            CORPORATION    CORPORATION
                                                     INCORPORATED
 --------------------------------------------------------------------------------------------------------------
    SHARES             3,198,308      1,430,593      1,419,591             3,970,550      1,000,801
 --------------------------------------------------------------------------------------------------------------
    MARKET VALUE       $93,774,391    90,842,656     87,872,683            70,715,496     54,193,374
 --------------------------------------------------------------------------------------------------------------
    % OF               7.93           7.69           7.43                  5.98           4.59
    NET ASSETS
 --------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2003

 ------------------------------------------------------------------------------------------------------------------------------
                                        CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                              -------------------------------------------------------------------------------------------------
                                  50-99         100-199          >200          50-99         100-199          >200
                                  BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                  POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                              -------------------------------------------------------------------------------------------------
             2003
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/03         1             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/03         0             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/03         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2002
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/02         4             0              0               2             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/02         2             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/02         0             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/02         2             0              0               0             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             2001
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/01         2             0              0               4             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/01         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/01         0             0              0               3             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/01         1             1              0               8             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             2000
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/00         1             0              0               6             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/00         2             1              0               1             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/00         2             1              0               6             2              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/00         6             0              0              11             1              0
 ------------------------------------------------------------------------------------------------------------------------------
             1999
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/99         5             0              0               1             0              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 09/30/99         5             1              0               4             0              1
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 06/30/99         3             0              0               5             1              0
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 03/31/99         3             0              0               3             0              0
 ------------------------------------------------------------------------------------------------------------------------------
             1998
 ------------------------------------------------------------------------------------------------------------------------------
    QUARTER ENDING: 12/31/98*        1             0              0               0             1              0
 ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
COMMON STOCKS -- 100.0%
AUTO COMPONENTS -- 1.9%
Cooper Tire & Rubber Co. ...........     16,580   $    263,125
Dana Corp. .........................     33,552        517,707
Delphi Corp. .......................    126,203      1,142,137
Goodyear Tire & Rubber Co. (The)....     39,568        259,962
Johnson Controls, Inc. .............     20,207      1,911,582
Visteon Corp. ......................     29,535        194,931
                                                  ------------
                                                     4,289,444
                                                  ------------
AUTOMOBILES -- 5.6%
Ford Motor Co. .....................    412,449      4,442,076
General Motors Corp. ...............    126,221      5,166,225
Harley-Davidson, Inc. ..............     68,121      3,283,432
                                                  ------------
                                                    12,891,733
                                                  ------------
DISTRIBUTORS -- 0.5%
Genuine Parts Co. ..................     39,201      1,253,648
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 11.3%
Carnival Corp. .....................    141,714      4,660,973
Darden Restaurants, Inc. ...........     37,018        703,342
Harrah's Entertainment, Inc. .......     24,751      1,042,265
Hilton Hotels Corp. ................     85,030      1,379,187
International Game Technology.......     77,680      2,186,692
Marriott International, Inc. .......     52,463      2,257,483
McDonald's Corp. ...................    286,483      6,743,810
Starbucks Corp. (a).................     88,013      2,534,774
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     45,296      1,576,301
Wendy's International, Inc. ........     25,578        826,169
Yum Brands, Inc. (a)................     66,100      1,957,882
                                                  ------------
                                                    25,868,878
                                                  ------------
HOUSEHOLD DURABLES -- 4.5%
American Greetings Corp. (Class
  A)(a).............................     14,844        288,419
Black & Decker Corp. ...............     17,518        710,355
Centex Corp. .......................     13,874      1,080,507
Fortune Brands, Inc. ...............     32,709      1,856,236
KB HOME.............................     10,597        632,217
Leggett & Platt, Inc. ..............     43,364        937,963
Maytag Corp. .......................     17,679        441,445
Newell Rubbermaid, Inc. ............     61,773      1,338,621
Pulte Homes, Inc. ..................     13,828        940,442
Snap-on, Inc. ......................     13,176        364,316
Stanley Works (The).................     19,185        566,341
Tupperware Corp. ...................     13,203        176,656
Whirlpool Corp. ....................     15,533      1,052,672
                                                  ------------
                                                    10,386,190
                                                  ------------
INTERNET & CATALOG RETAIL -- 3.4%
eBay Inc. (a).......................    144,533      7,733,961
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.0%
Brunswick Corp. ....................     20,429        524,617
Eastman Kodak Co. ..................     64,503      1,350,693

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
Hasbro, Inc. .......................     39,126   $    730,873
Mattel, Inc. .......................     98,807      1,873,381
                                                  ------------
                                                     4,479,564
                                                  ------------
MEDIA -- 35.8%
AOL Time Warner, Inc. (a)...........  1,016,171     15,354,344
Clear Channel Communications,
  Inc. .............................    138,496      5,304,397
Comcast Corporation (Class A) (a)...    506,701     15,646,927
Disney (Walt) Co. (The).............    460,313      9,284,513
Dow Jones & Co., Inc. ..............     18,340        868,399
Gannett Co., Inc. ..................     60,769      4,713,244
Interpublic Group of Cos., Inc. ....     88,094      1,243,887
Knight Ridder, Inc. ................     18,089      1,206,536
McGraw-Hill Cos., Inc. (The)........     43,088      2,677,057
Meredith Corp. .....................     11,178        516,088
New York Times Co. (The) (Class
  A)................................     33,682      1,463,820
Omnicom Group, Inc. ................     42,744      3,071,156
Tribune Co. ........................     70,593      3,240,219
Univision Communications, Inc.
  (Class A) (a).....................     72,506      2,315,117
Viacom, Inc. (a)....................    395,206     15,136,390
                                                  ------------
                                                    82,042,094
                                                  ------------
MULTI-LINE RETAIL -- 10.4%
Big Lots, Inc. (a)..................     26,266        415,265
Dillard's, Inc. (Class A)...........     18,842        263,411
Dollar General Corp. ...............     75,137      1,502,740
Family Dollar Stores, Inc. .........     38,749      1,545,698
Federated Department Stores,
  Inc. .............................     41,699      1,747,188
J.C. Penney Co., Inc. (Holding
  Co.)..............................     61,154      1,306,861
Kohl's Corp. (a)....................     76,477      4,091,520
May Department Stores Co. ..........     64,915      1,598,856
Nordstrom, Inc. ....................     30,539        757,673
Sears, Roebuck & Co. ...............     63,680      2,784,726
Target Corp. .......................    205,087      7,717,424
                                                  ------------
                                                    23,731,362
                                                  ------------
SPECIALTY RETAIL -- 21.7%
Autonation, Inc. (a)................     61,937      1,086,375
AutoZone, Inc. (a)..................     20,144      1,803,492
Bed Bath & Beyond, Inc. (a).........     66,560      2,541,261
Best Buy Co., Inc. (a)..............     72,635      3,451,615
Circuit City Stores-Circuit City
  Group.............................     46,978        447,700
Gap, Inc. (The).....................    201,170      3,444,031
Home Depot, Inc. ...................    517,485     16,481,897
Limited Brands......................    117,397      1,770,347
Lowe's Companies, Inc. .............    176,458      9,158,170
Office Depot, Inc. (a)..............     69,744        979,903
RadioShack Corp. ...................     37,284      1,059,239
Sherwin-Williams Co. (The)..........     32,906        967,766
Staples, Inc. (a)...................    110,355      2,620,931
Tiffany & Co. ......................     32,721      1,221,475
TJX Cos., Inc. (The)................    114,985      2,233,009
Toys "R" Us, Inc. (a)...............     48,110        578,763
                                                  ------------
                                                    49,845,974
                                                  ------------

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

        SECURITY DESCRIPTION           SHARES        VALUE
        --------------------           ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- 2.9%
Jones Apparel Group, Inc. (a).......     28,500   $    853,005
Liz Claiborne, Inc. ................     24,517        834,804
Nike, Inc. (Class B)................     59,410      3,613,316
Reebok International Ltd. ..........     13,312        445,020
V.F. Corp. .........................     24,193        941,350
                                                  ------------
                                                     6,687,495
                                                  ------------

TOTAL COMMON STOCKS --
  (Cost $235,742,958)...............               229,210,343
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $298,494)........    298,494        298,494
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $236,041,452)...............               229,508,837
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (321,714)
                                                  ------------
NET ASSETS -- 100.0%................              $229,187,123
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 100.0%
BEVERAGES -- 21.7%
Adolph Coors Co. (Class B)..........     20,755   $  1,115,789
Anheuser-Busch Companies, Inc. .....    227,374     11,218,633
Brown-Forman Corp. (Class B)........     23,017      1,821,105
Coca-Cola Co. (The).................    643,568     27,647,681
Coca-Cola Enterprises, Inc. ........    147,845      2,817,926
PepsiCo, Inc. ......................    291,062     13,339,371
The Pepsi Bottling Group, Inc. .....     96,582      1,987,658
                                                  ------------
                                                    59,948,163
                                                  ------------
FOOD & DRUG RETAILING -- 11.2%
Albertson's, Inc. ..................    124,712      2,565,326
CVS Corp. ..........................    123,406      3,832,990
Kroger Co. (a)......................    230,107      4,112,012
Safeway, Inc. (a)...................    143,037      3,281,269
Supervalu, Inc. ....................     58,808      1,403,159
Sysco Corp. ........................    188,810      6,175,975
Walgreen Co. .......................    286,659      8,783,232
Winn-Dixie Stores, Inc. ............     80,901        780,695
                                                  ------------
                                                    30,934,658
                                                  ------------
FOOD PRODUCTS -- 12.8%
Archer-Daniels-Midland Co. .........    212,327      2,783,607
Campbell Soup Co. ..................    129,917      3,442,801
ConAgra Foods, Inc. ................    163,505      3,472,846
General Mills, Inc. ................    109,220      5,140,985
H.J. Heinz Co. .....................    108,816      3,730,212
Hershey Foods Corp. ................     42,073      3,057,866
Kellogg Co. ........................    123,173      4,107,820
McCormick & Company, Inc. ..........     57,446      1,575,169
Sara Lee Corp. .....................    232,604      4,270,609
W.M. Wrigley Jr. Co. ...............     68,693      3,798,723
                                                  ------------
                                                    35,380,638
                                                  ------------
HOUSEHOLD PRODUCTS -- 18.3%
Clorox Co. .........................     69,509      3,188,378
Colgate-Palmolive Co. ..............    150,315      8,401,105
Kimberly-Clark Corp. ...............    143,183      7,348,152
Procter & Gamble Co. ...............    339,581     31,519,908
                                                  ------------
                                                    50,457,543
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MULTI-LINE RETAIL -- 24.7%
Costco Wholesale Corp. (a)..........    135,023   $  4,196,515
Wal-Mart Stores, Inc. ..............  1,144,103     63,898,152
                                                  ------------
                                                    68,094,667
                                                  ------------
PERSONAL PRODUCTS -- 5.5%
Alberto-Culver Co. (Class B)........     26,239      1,543,378
Avon Products, Inc..................     70,753      4,567,814
Gillette Co. .......................    284,751      9,106,337
                                                  ------------
                                                    15,217,529
                                                  ------------
TOBACCO -- 5.8%
Altria Group, Inc. .................    287,661     12,599,552
R.J. Reynolds Tobacco Holdings,
  Inc. .............................     37,241      1,472,509
UST, Inc. ..........................     59,260      2,084,767
                                                  ------------
                                                    16,156,828
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $285,856,011)...............               276,190,026
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $549,595)........    549,595        549,595
                                                  ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $286,405,606)...............               276,739,621
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (633,511)
                                                  ------------
NET ASSETS -- 100.0%................              $276,106,110
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCK -- 100.4%
ENERGY EQUIPMENT & SERVICES -- 21.4%
Baker Hughes, Inc. ................      410,380   $ 12,143,144
BJ Services Co. (a)................      257,144      8,786,610
Halliburton Co. ...................      524,376     12,716,118
Nabors Industries Ltd. (a).........      236,684      8,818,846
Noble Corp. (a)....................      241,335      8,202,977
Rowan Cos., Inc. (a)...............      264,821      6,509,300
Schlumberger Ltd. .................      372,295     18,019,078
Transocean Sedco Forex, Inc. ......      482,837      9,656,740
                                                   ------------
                                                     84,852,813
                                                   ------------
OIL AND GAS SERVICES -- 79.0%
Amerada Hess Corp. ................      163,299      8,181,280
Anadarko Petroleum Corp. ..........      301,432     12,587,800
Apache Corp. ......................      191,870     13,304,266
Ashland, Inc. .....................      194,822      6,399,903
Burlington Resources, Inc. ........      251,153     12,105,575
ChevronTexaco Corp. ...............      871,876     62,295,540
Conoco Phillips, Inc. .............      594,792     32,564,862
Devon Energy Corp. ................      273,964     13,202,325
EOG Resources, Inc. ...............      202,218      8,440,579
Exxon Mobil Corp. .................    2,474,712     90,574,459

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
OIL AND GAS SERVICES -- (CONTINUED)
Kerr-McGee Corp. ..................      184,077   $  8,217,197
Marathon Oil Corp. ................      404,561     11,529,989
Occidental Petroleum Corp. ........      426,158     15,013,546
Sunoco, Inc. ......................      179,246      7,209,274
Unocal Corp. ......................      346,720     10,928,615
                                                   ------------
                                                    312,555,210
                                                   ------------
TOTAL COMMON STOCK --
  (Cost $419,668,211)..............                 397,408,023
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $398,689).......      398,689        398,689
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $420,066,900)..............                 397,806,712
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (1,943,970)
                                                   ------------
NET ASSETS -- 100.0%...............                $395,862,742
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.2%
BANKS -- 34.9%
AmSouth Bancorp....................      143,343   $  3,041,738
Bank of America Corp. .............      615,998     48,072,484
Bank of New York Co., Inc. (The)...      316,422      9,211,044
Bank One Corp. ....................      465,680     17,998,532
BB&T Corp. ........................      222,814      8,001,251
Charter One Financial, Inc. .......       92,294      2,824,196
Comerica, Inc. ....................       72,191      3,364,101
Fifth Third Bancorp................      234,822     13,025,576
First Tennessee National Corp. ....       51,698      2,195,097
FleetBoston Financial Corp. .......      431,524     13,010,449
Golden West Financial Corp. .......       63,051      5,643,695
Huntington Bancshares, Inc. .......       94,311      1,866,415
KeyCorp............................      173,606      4,439,105
Marshall & Ilsley Corp. ...........       93,056      2,933,125
Mellon Financial Corp. ............      177,659      5,354,642
National City Corp. ...............      253,522      7,468,758
North Fork Bancorporation, Inc. ...       64,809      2,252,113
Northern Trust Corp. ..............       90,775      3,852,491
PNC Financial Services Group.......      116,120      5,524,990
Regions Financial Corp. ...........       91,110      3,120,518
SouthTrust Corp. ..................      139,227      4,091,882
SunTrust Banks, Inc. ..............      116,241      7,017,469
Synovus Financial Corp. ...........      125,275      3,130,622
U.S. Bancorp.......................      793,420     19,034,146
Union Planters Corp. ..............       82,124      2,598,403
Wachovia Corp. ....................      548,636     22,598,317
Washington Mutual, Inc. ...........      380,474     14,979,261
Wells Fargo & Co. .................      691,345     35,604,267
Zions Bancorp......................       37,003      2,066,618
                                                   ------------
                                                    274,321,305
                                                   ------------
DIVERSIFIED FINANCIALS -- 41.0%
American Express Co. ..............      530,006     23,882,070
Bear Stearns Cos., Inc. (The)......       40,736      3,047,053
Capital One Financial Corp. .......       92,872      5,297,419
Charles Schwab Corp. (The).........      554,043      6,598,652
Citigroup, Inc. ...................    2,119,421     96,454,850
Countrywide Financial Corp. .......       56,306      4,407,634
Fannie Mae.........................      400,969     28,148,024
Federated Investors, Inc. (Class
  B)...............................       44,713      1,238,550
Franklin Resources, Inc. ..........      103,707      4,584,886
Freddie Mac........................      286,623     15,004,714
Goldman Sachs Group, Inc. .........      195,323     16,387,600
J.P. Morgan Chase & Co. ...........      838,510     28,786,048
Janus Capital Group, Inc. .........       98,184      1,371,630
Lehman Brothers Holdings, Inc. ....       99,781      6,892,871
MBNA Corp. ........................      524,287     11,953,744
Merrill Lynch & Co., Inc. .........      385,050     20,611,727
Moody's Corp. .....................       61,393      3,374,773
Morgan Stanley Dean Witter &
  Co. .............................      447,289     22,570,203
Principal Financial Group..........      134,393      4,164,839
Providian Financial Corp. (a)......      116,983      1,379,230
SLM Corp. .........................      185,595      7,230,781
State Street Corp. ................      136,408      6,138,360
T. Rowe Price Group, Inc. .........       50,050      2,065,063
                                                   ------------
                                                    321,590,721
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INSURANCE -- 22.1%
ACE Ltd. ..........................      115,194   $  3,810,618
Aflac, Inc. .......................      210,458      6,797,793
Allstate Corp. ....................      288,871     10,552,458
Ambac Financial Group, Inc. .......       43,456      2,781,184
American International Group,
  Inc. ............................    1,073,663     61,950,355
Aon Corp. .........................      127,729      2,663,150
Chubb Corp. .......................       77,477      5,026,708
Cincinnati Financial Corp. ........       65,959      2,635,722
Hartford Financial Services Group,
  Inc. (The).......................      116,582      6,135,711
Jefferson-Pilot Corp. .............       59,003      2,618,553
John Hancock Financial Services,
  Inc. ............................      118,814      4,015,913
Lincoln National Corp. ............       72,889      2,578,813
Loews Corp. .......................       76,128      3,073,287
Marsh & McLennan Cos., Inc. .......      219,966     10,472,581
MBIA, Inc. ........................       60,084      3,302,817
MetLife, Inc. .....................      312,091      8,754,153
MGIC Investment Corp. .............       40,202      2,093,318
Progressive Corp. (The)............       89,373      6,176,568
Prudential Financial, Inc. ........      225,667      8,430,919
SAFECO Corp. ......................       57,159      2,015,426
St. Paul Cos., Inc. (The)..........       93,429      3,459,676
Torchmark Corp. ...................       47,210      1,918,614
Travelers Property Casualty Corp.
  (Class B)........................      413,632      6,568,476
UnumProvident Corp. ...............      119,715      1,768,191
XL Capital Ltd. ...................       56,253      4,356,232
                                                   ------------
                                                    173,957,236
                                                   ------------
REAL ESTATE -- 2.2%
Apartment Investment & Management
  Co. (Class A)....................       38,588      1,518,824
Equity Office Properties Trust.....      165,297      4,550,626
Equity Residential Properties
  Trust............................      111,657      3,269,317
Plum Creek Timber Co., Inc. .......       75,074      1,909,883
ProLogis...........................       73,483      2,222,861
Simon Property Group, Inc. ........       79,687      3,472,759
                                                   ------------
                                                     16,944,270
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $863,156,899)..............                 786,813,532
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $2,161,871).....    2,161,871      2,161,871
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $865,318,770)..............                 788,975,403
OTHER ASSETS AND
  LIABILITIES -- (0.5)%............                  (3,814,519)
                                                   ------------
NET ASSETS -- 100.0%...............                $785,160,884
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.2%
BIOTECHNOLOGY -- 9.4%
Amgen Inc. (a).......................    322,336   $ 20,813,235
Biogen, Inc. (a).....................     40,240      1,538,375
Chiron Corp. (a).....................     48,824      2,523,713
Genzyme Corp. (a)....................     57,931      2,679,309
MedImmune, Inc. (a)..................     66,574      2,197,608
                                                   ------------
                                                     29,752,240
                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 14.9%
Applera Corp. -- Applied Biosystems
  Group..............................     57,568      1,284,342
Bausch & Lomb, Inc...................     15,953        704,325
Baxter International Inc. ...........    155,992      4,533,128
Becton, Dickinson and Company........     67,076      2,422,785
Biomet, Inc. ........................     67,503      2,268,776
Boston Scientific Corp. (a)..........    104,624      6,675,011
C.R. Bard, Inc. .....................     14,933      1,060,243
Guidant Corp. .......................     79,321      3,716,189
Medtronic, Inc. .....................    306,293     14,371,268
Millipore Corp. (a)..................     15,186        699,467
St. Jude Medical, Inc. (a)...........     44,917      2,415,187
Stryker Corp. .......................     51,479      3,876,883
Zimmer Holdings, Inc. (a)............     58,747      3,236,960
                                                   ------------
                                                     47,264,564
                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 13.3%
Aetna, Inc. .........................     40,712      2,484,653
AmerisourceBergen Corp. .............     30,092      1,626,473
Anthem, Inc. (a).....................     36,186      2,581,147
Cardinal Health, Inc. ...............    113,339      6,617,864
CIGNA Corp. .........................     37,871      1,690,940
Express Scripts, Inc. (Class A)(a)...     21,600      1,320,840
HCA, Inc. ...........................    128,837      4,748,932
Health Management Associates,
  Inc. ..............................     65,364      1,425,589
Humana, Inc. (a).....................     47,075        849,704
IMS Health, Inc. ....................     65,230      1,376,353
Manor Care, Inc. ....................     26,259        787,770
McKesson Corp. ......................     76,162      2,535,433
Quest Diagnostics Inc. (a)...........     28,367      1,720,175
Tenet Healthcare Corp. (a)...........    123,629      1,790,148
UnitedHealth Group, Inc. ............    151,572      7,627,103
Wellpoint Health Networks, Inc.
  (a)................................     37,916      2,922,565
                                                   ------------
                                                     42,105,689
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
PHARMACEUTICALS -- 62.6%
Abbott Laboratories..................    346,406   $ 14,739,575
Allergan, Inc. (a)...................     34,271      2,698,156
Bristol-Myers Squibb Co. ............    488,618     12,537,938
Eli Lilly and Company................    248,068     14,735,239
Forest Laboratories, Inc. (a)........     92,937      4,781,609
Johnson & Johnson Company............    741,098     36,699,173
King Pharmaceuticals, Inc. (a).......     69,150      1,047,622
Medco Health Solutions, Inc. (a).....     72,318      1,875,206
Merck & Co., Inc. ...................    559,022     28,297,694
Pfizer, Inc. ........................  1,944,335     59,068,897
Schering-Plough Corp. ...............    373,233      5,688,071
Watson Pharmaceuticals, Inc. (a).....     30,024      1,251,700
Wyeth................................    312,890     14,424,229
                                                   ------------
                                                    197,845,109
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $309,726,986)................               316,967,602
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $963,542)...............    963,542        963,542
                                                   ------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $310,690,528)................               317,931,144
OTHER ASSETS AND
  LIABILITIES -- (0.5)%..............                (1,662,833)
                                                   ------------
NET ASSETS -- 100.0%.................              $316,268,311
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.1%
AIR FREIGHT & LOGISTICS -- 9.9%
FedEx Corp. .........................    189,949   $ 12,238,414
Ryder System, Inc. ..................     67,453      1,977,722
United Parcel Service Inc. Class B...    679,758     43,368,560
                                                   ------------
                                                     57,584,696
                                                   ------------
AIRLINES -- 1.8%
Delta Air Lines, Inc. ...............    126,450      1,681,785
Southwest Airlines Co. ..............    507,278      8,978,821
                                                   ------------
                                                     10,660,606
                                                   ------------
BUILDING PRODUCTS -- 2.1%
American Standard Cos., Inc. (a).....     52,977      4,463,313
Masco Corp. .........................    310,138      7,592,178
                                                   ------------
                                                     12,055,491
                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 11.1%
Allied Waste Industries, Inc. (a)....    197,416      2,132,093
Apollo Group, Inc. Class A (a).......    116,087      7,665,225
Avery Dennison Corp. ................     81,287      4,106,619
Cendant Corp. (a)....................    647,929     12,109,793
Cintas Corp. ........................    122,273      4,504,537
Deluxe Corp. ........................     47,827      1,919,776
Equifax, Inc. .......................    113,555      2,528,870
H&R Block, Inc. .....................    124,756      5,383,221
Monster Worldwide, Inc. (a)..........    107,552      2,708,159
Pitney Bowes, Inc. ..................    159,670      6,118,555
R.R. Donnelley & Sons Co. ...........     97,205      2,417,488
Robert Half International, Inc.
  (a)................................    142,350      2,775,825
Waste Management, Inc. ..............    383,601     10,038,838
                                                   ------------
                                                     64,408,999
                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp. .........................     70,133      2,618,065
                                                   ------------
AEROSPACE & DEFENSE -- 17.4%
Boeing Co. ..........................    521,554     17,904,949
General Dynamics Corp. ..............    127,726      9,970,292
Goodrich Corp. ......................    107,022      2,594,213
Honeywell International, Inc. .......    537,601     14,165,786
Lockheed Martin Corp. ...............    283,247     13,071,849
Northrop Grumman Corp. ..............    117,437     10,125,418
Raytheon Co. ........................    268,878      7,528,584
Rockwell Collins, Inc. ..............    136,195      3,438,924
United Technologies Corp. ...........    288,931     22,328,588
                                                   ------------
                                                    101,128,603
                                                   ------------
ELECTRICAL EQUIPMENT -- 4.7%
American Power Conversion Corp.
  (a)................................    164,206      2,814,491
Cooper Industries Ltd (Class A)......     73,960      3,552,299
Emerson Electric Co. ................    264,738     13,938,455
Power-One, Inc. (a)..................    155,200      1,597,008
Rockwell Automation, Inc. ...........    142,531      3,741,439
Thomas & Betts Corp. (a).............     86,328      1,368,299
                                                   ------------
                                                     27,011,991
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INDUSTRIAL CONGLOMERATES -- 33.3%
3M Co. ..............................    476,538   $ 32,914,480
General Electric Co. ................  4,401,489    131,208,387
Textron, Inc. .......................    100,297      3,956,716
Tyco International Ltd. .............  1,227,565     25,079,153
                                                   ------------
                                                    193,158,736
                                                   ------------
MACHINERY -- 14.2%
Caterpillar, Inc. ...................    218,244     15,023,917
Crane Co. ...........................     69,877      1,635,821
Cummins, Inc. .......................     45,268      2,011,257
Danaher Corp. .......................    102,030      7,535,936
Deere & Co. .........................    158,949      8,473,571
Dover Corp. .........................    145,684      5,152,843
Eaton Corp. .........................     54,039      4,788,936
Illinois Tool Works, Inc. ...........    194,176     12,866,102
Ingersoll-Rand Co. (Class A).........    117,974      6,304,530
ITT Industries, Inc. ................     66,407      3,973,795
Navistar International Corp. (a).....     63,985      2,385,361
PACCAR, Inc. ........................     80,347      6,001,117
Pall Corp. ..........................    106,693      2,394,191
Parker-Hannifin Corp. ...............     88,234      3,944,060
                                                   ------------
                                                     82,491,437
                                                   ------------
RAILROADS -- 4.5%
Burlington Northern Santa Fe
  Corp. .............................    248,831      7,183,751
CSX Corp. ...........................    153,159      4,479,901
Norfolk Southern Corp. ..............    271,985      5,031,722
Union Pacific Corp. .................    164,104      9,545,930
                                                   ------------
                                                     26,241,304
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
W.W. Grainger, Inc. .................     71,097      3,380,662
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $565,515,834)................               580,740,590
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $932,300)...............    932,300        932,300
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $566,448,134)................               581,672,890
OTHER ASSETS AND LIABILITIES --
  (0.2)%.............................                (1,380,718)
                                                   ------------
NET ASSETS -- 100.0%.................              $580,292,172
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.3%
CHEMICALS -- 53.5%
Air Products & Chemicals, Inc. ......    404,814   $ 18,257,111
Dow Chemical Co. ....................  1,619,203     52,688,866
Du Pont (E.I.) de Nemours and Co. ...  1,756,580     70,280,766
Eastman Chemical Co. ................    141,270      4,732,545
Ecolab, Inc. ........................    464,470     11,727,868
Engelhard Corp. .....................    228,185      6,313,879
Great Lakes Chemical Corp. ..........     97,667      1,964,083
Hercules, Inc. (a)...................    212,872      2,411,840
International Flavors & Fragrances,
  Inc. ..............................    171,620      5,677,190
Monsanto Co. ........................    468,996     11,227,764
PPG Industries, Inc. ................    302,668     15,805,323
Praxair, Inc. .......................    290,214     17,978,757
Rohm & Haas Co. .....................    396,972     13,278,713
Sigma-Aldrich Corp. .................    127,747      6,635,179
                                                   ------------
                                                    238,979,884
                                                   ------------
CONSTRUCTION MATERIALS -- 1.6%
Vulcan Materials Co. ................    183,858      7,337,773
                                                   ------------
CONTAINERS & PACKAGING -- 6.2%
Ball Corp. ..........................    102,939      5,558,706
Bemis Co., Inc. .....................     96,892      4,292,315
Pactiv Corp. (a).....................    286,475      5,809,713
Sealed Air Corp. (a).................    153,126      7,232,141
Temple-Inland, Inc. .................     99,463      4,828,929
                                                   ------------
                                                     27,721,804
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
METALS & MINING -- 21.0%
Alcoa, Inc. .........................  1,491,836   $ 39,026,430
Allegheny Technologies, Inc. ........    167,807      1,099,136
Freeport-McMoran Copper & Gold, Inc.
  (Class B)..........................    305,058     10,097,420
Newmont Mining Corp. (Holding Co.)...    611,174     23,890,792
Nucor Corp. .........................    141,451      6,489,772
Phelps Dodge Corp. (a)...............    161,595      7,562,646
United States Steel Corp. ...........    191,312      3,516,314
Worthington Industries, Inc. ........    162,994      2,047,204
                                                   ------------
                                                     93,729,714
                                                   ------------
PAPER & FOREST PRODUCTS -- 18.0%
Boise Cascade Corp. .................    110,127      3,039,505
Georgia-Pacific Corp. ...............    455,341     11,037,466
International Paper Co. .............    845,536     32,992,815
Louisiana-Pacific Corp. (a)..........    199,013      2,742,399
MeadWestvaco Corp. ..................    360,307      9,187,828
Weyerhaeuser Co. ....................    365,579     21,368,093
                                                   ------------
                                                     80,368,106
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $474,552,339)................               448,137,281
                                                   ------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class Prime
  Fund (Cost $1,912,197).............  1,912,197      1,912,197
                                                   ------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $476,464,536)................               450,049,478
OTHER ASSETS AND
  LIABILITIES -- (0.7)%..............                (2,976,981)
                                                   ------------
NET ASSETS -- 100.0%.................              $447,072,497
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.8%
COMPUTERS & PERIPHERALS -- 18.8%
Apple Computer, Inc. (a)............    207,977   $    4,290,565
Dell, Inc. (a)......................  1,405,748       46,937,926
EMC Corp. (a).......................  1,219,598       15,403,523
Gateway, Inc. (a)...................    225,485        1,276,245
Hewlett-Packard Co. ................  1,672,575       32,381,052
International Business Machines
  Corp. ............................    943,316       83,323,102
Lexmark International, Inc. (a).....     72,223        4,550,771
NCR Corp. (a).......................     57,678        1,827,816
Network Appliance, Inc. (a).........    199,778        4,101,442
Sun Microsystems, Inc. (a)..........  1,808,128        5,984,904
                                                  --------------
                                                     200,077,346
                                                  --------------
COMMUNICATIONS EQUIPMENT -- 13.0%
ADC Telecommunications, Inc. (a)....    503,271        1,172,621
Andrew Corp. (a)....................    105,638        1,298,291
Avaya, Inc. (a).....................    300,949        3,280,344
CIENA Corp. (a).....................    286,201        1,691,448
Cisco Systems, Inc. (a).............  3,826,558       74,770,943
Comverse Technology, Inc. (a).......    116,749        1,746,565
Corning Inc. (a)....................    780,664        7,353,855
JDS Uniphase Corp. (a)..............    838,504        3,018,614
Lucent Technologies, Inc. (a).......  2,401,875        5,188,050
Motorola, Inc.......................  1,285,498       15,387,411
QUALCOMM, Inc.......................    436,687       18,183,647
Scientific-Atlanta, Inc.............     92,897        2,893,742
Tellabs, Inc. (a)...................    244,438        1,659,734
                                                  --------------
                                                     137,645,265
                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 12.8%
ALLTEL Corp. .......................    172,884        8,011,445
AT&T Corp. .........................    435,238        9,379,379
BellSouth Corp. ....................  1,012,692       23,980,546
CenturyTel, Inc. ...................     83,405        2,826,595
Citizens Communications Co. (a).....    169,224        1,897,001
Qwest Communications International,
  Inc. (a)..........................    951,952        3,236,637
SBC Communications Inc. ............  1,379,979       30,704,533
Sprint Corp. .......................    502,711        7,590,936
Verizon Communications Inc. ........  1,502,757       48,749,437
                                                  --------------
                                                     136,376,509
                                                  --------------
ELECTRICAL EQUIPMENT -- 0.3%
Molex, Inc. ........................    104,216        2,979,535
                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%
Agilent Technologies, Inc. (a)......    265,071        5,860,720
Jabil Circuit, Inc. (a).............    116,701        3,040,061
PerkinElmer, Inc. ..................     87,653        1,341,967
Sanmina-SCI Corp. (a)...............    313,493        3,040,882
Solectron Corp. (a).................    496,137        2,902,401
Symbol Technologies, Inc. ..........    144,108        1,722,091
Tektronix, Inc. (a).................     54,076        1,338,381
Thermo Electron Corp. (a)...........     95,468        2,071,656
Waters Corp. (a)....................     73,686        2,021,207
                                                  --------------
                                                      23,339,366
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
INFORMATION SERVICES -- 4.3%
Automatic Data Processing, Inc. ....    326,043   $   11,688,642
Concord EFS, Inc. (a)...............    265,357        3,627,430
Convergys Corp. (a).................     77,822        1,427,255
First Data Corp. ...................    403,529       16,125,019
Fiserv, Inc. (a)....................    105,537        3,823,605
Paychex, Inc. ......................    205,447        6,970,817
Sabre Holdings Corp. ...............     78,276        1,682,151
                                                  --------------
                                                      45,344,919
                                                  --------------
INTERNET SOFTWARE & SERVICES -- 1.1%
Yahoo!, Inc. (a)....................    341,654       12,087,719
                                                  --------------
IT CONSULTING & SERVICES -- 1.5%
Computer Sciences Corp. (a).........    106,622        4,005,789
Electronic Data Systems Corp. ......    269,633        5,446,587
SunGard Data Systems, Inc. (a)......    161,842        4,258,063
Unisys Corp. (a)....................    193,765        2,621,640
                                                  --------------
                                                      16,332,079
                                                  --------------
OFFICE ELECTRONICS -- 0.4%
Xerox Corp. (a).....................    450,627        4,623,433
                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 19.0%
Advanced Micro Devices, Inc. (a)....    212,037        2,355,731
Altera Corp. (a)....................    220,488        4,167,223
Analog Devices, Inc. (a)............    205,026        7,795,089
Applied Materials, Inc. (a).........    914,310       16,585,583
Applied Micro Circuits Corp. (a)....    205,820        1,002,343
Broadcom Corp. (a)..................    171,618        4,568,471
Intel Corp. ........................  3,549,213       97,638,850
KLA-Tencor Corp. (a)................    107,835        5,542,719
Linear Technology Corp. ............    176,158        6,308,218
LSI Logic Corp. (a).................    232,513        2,090,292
Maxim Integrated Products, Inc.
  (a)...............................    181,376        7,164,352
Micron Technology, Inc. (a).........    346,918        4,655,640
National Semiconductor Corp. (a)....    109,829        3,546,378
Novellus Systems, Inc. (a)..........     87,770        2,962,238
NVIDIA Corp. (a)....................     99,199        1,578,355
PMC-Sierra, Inc. (a)................    118,952        1,569,096
QLogic Corp. (a)....................     55,393        2,604,025
Teradyne, Inc. (a)..................    113,903        2,118,596
Texas Instruments, Inc..............    953,313       21,735,536
Xilinx, Inc. (a)....................    192,708        5,494,105
                                                  --------------
                                                     201,482,840
                                                  --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
SOFTWARE -- 23.8%
Adobe Systems, Inc. ................    132,822   $    5,214,592
Autodesk, Inc. .....................     71,316        1,213,798
BMC Software, Inc. (a)..............    132,132        1,840,599
Citrix Systems, Inc. (a)............    100,623        2,221,756
Computer Associates International,
  Inc. .............................    326,572        8,526,795
Compuware Corp. (a).................    242,519        1,299,902
Electronic Arts, Inc. (a)...........     83,264        7,679,439
Intuit, Inc. (a)....................    114,961        5,545,719
Mercury Interactive Corp. (a).......     51,873        2,355,553
Microsoft Corp. ....................  5,895,757      163,843,087
Novell, Inc. (a)....................    245,423        1,308,104
Oracle Corp. (a)....................  2,866,712       32,164,509
Parametric Technology Corp. (a).....    205,117          639,965
PeopleSoft, Inc. (a)................    207,173        3,768,477
Siebel Systems, Inc. (a)............    288,795        2,807,087
Symantec Corp (a)...................     82,764        5,215,787
VERITAS Software Corp. (a)..........    241,010        7,567,714
                                                  --------------
                                                     253,212,883
                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.6%
AT&T Wireless Services, Inc. (a)....  1,502,579       12,291,096
Nextel Communications, Inc. (a).....    577,161       11,364,300
Sprint Corp. (PCS Group) (a)........    597,510        3,423,733
                                                  --------------
                                                      27,079,129
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,625,284,040).............               1,060,581,023
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUNDS -- 0.2%
AIM Short Term Investment Class
  Prime Fund........................  2,050,071   $    2,050,071
Federated Prime Obligations Fund....      2,667            2,667
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,052,738).................                   2,052,738
                                                  --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,627,336,778).............               1,062,633,761
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)...............................                    (336,044)
                                                  --------------
NET ASSETS -- 100.0%................              $1,062,297,717
                                                  ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.01%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2003

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 100.7%
ELECTRIC UTILITIES -- 78.5%
Allegheny Energy, Inc. (a)........      556,503   $    5,086,437
Ameren Corp. .....................      708,945       30,420,830
American Electric Power Co.,
  Inc. ...........................    1,734,137       52,024,110
CenterPoint Energy, Inc. .........    1,352,695       12,404,213
Cinergy Corp. ....................      778,312       28,564,050
CMS Energy Corp. .................      631,428        4,653,624
Consolidated Edison, Inc. ........      987,600       40,254,576
Constellation Energy Group,
  Inc. ...........................      732,266       26,200,477
Dominion Resources, Inc. .........    1,419,591       87,872,683
DTE Energy Co. ...................      737,179       27,194,533
Edison International (a)..........    1,427,505       27,265,346
Entergy Corp. ....................    1,000,801       54,193,374
Exelon Corp. .....................    1,430,593       90,842,656
FirstEnergy Corp. ................    1,429,670       45,606,473
FPL Group, Inc. ..................      806,242       50,954,494
PG&E Corp. (a)....................    1,808,939       43,233,642
Pinnacle West Capital Corp. ......      399,935       14,197,693
PPL Corp. ........................      774,410       31,712,090
Progress Energy, Inc. ............    1,068,730       47,515,736
Public Service Enterprise Group,
  Inc. ...........................      993,767       41,738,214
Southern Co. (The)................    3,198,308       93,774,391
TECO Energy, Inc. ................      822,285       11,363,979
TXU Corp. ........................    1,413,657       33,305,759
Xcel Energy, Inc. ................    1,747,102       27,027,668
                                                  --------------
                                                     927,407,048
                                                  --------------
GAS UTILITIES -- 9.9%
KeySpan Corp. ....................      695,356       24,393,088
Kinder Morgan, Inc. ..............      540,656       29,200,831
Nicor, Inc. ......................      194,409        6,831,532
NiSource, Inc. ...................    1,151,367       23,004,313
Peoples Energy Corp. .............      160,306        6,633,462
Sempra Energy.....................      914,539       26,850,865
                                                  --------------
                                                     116,914,091
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
MULTI-UTILITIES & UNREGULATED POWER -- 12.3%
AES Corp. (a).....................    2,713,524   $   20,134,348
Calpine Corp. (a).................    1,688,505        8,256,789
Duke Energy Corp. ................    3,970,550       70,715,496
Dynegy, Inc. (Class A) (a)........    1,657,895        5,968,422
El Paso Corp. ....................    2,631,114       19,207,132
Williams Cos., Inc. (The).........    2,269,381       21,377,569
                                                  --------------
                                                     145,659,756
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,095,339,460)...........                 1,189,980,895
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $1,576,992)....    1,576,992        1,576,992
                                                  --------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $1,096,916,452)...........                 1,191,557,887
OTHER ASSETS AND
  LIABILITIES -- (0.8)%...........                    (9,617,609)
                                                  --------------
NET ASSETS -- 100.0%..............                $1,181,940,278
                                                  ==============

(a) Non-income producing security

See accompanying notes financial statements.

                      (This page intentionally left blank)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003

                                                         THE CONSUMER    THE CONSUMER
                                                         DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $229,508,837    $276,739,621    $397,806,712    $ 788,975,403
  Receivable for investments sold......................            --              --      10,411,052               --
  Receivable for income received for Select Sector
    SPDRS in-kind transactions.........................            --              --              --               --
  Dividends receivable (Note 2)........................       146,744         513,998         309,022        1,104,949
  Prepaid expenses.....................................           824           1,457           1,965            4,049
                                                         ------------    ------------    ------------    -------------
         TOTAL ASSETS..................................   229,656,405     277,255,076     408,528,751      790,084,401
                                                         ------------    ------------    ------------    -------------
LIABILITIES
  Payable for investments purchased....................            --              --      10,447,498               --
  Distribution payable (Note 2)........................       321,048         979,573       2,014,719        4,529,186
  Accrued advisory fees (Note 3).......................         9,853          11,618          16,714           32,865
  Accrued trustees fees (Note 3).......................         1,102           1,673           3,158            8,494
  Accrued distribution fees (Note 3)...................        68,572          76,008          52,646          111,117
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3)......................................        13,368          15,840          22,973           40,659
  Accrued expenses and other liabilities...............        55,339          64,254         108,301          201,196
                                                         ------------    ------------    ------------    -------------
         TOTAL LIABILITIES.............................       469,282       1,148,966      12,666,009        4,923,517
                                                         ------------    ------------    ------------    -------------
         NET ASSETS....................................  $229,187,123    $276,106,110    $395,862,742    $ 785,160,884
                                                         ============    ============    ============    =============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................   254,386,262     370,624,243     500,611,832      896,728,981
  Undistributed (distributions in excess of) net
    investment income..................................      (254,795)        (78,544)       (418,072)        (960,944)
  Accumulated net realized gain (loss) on
    investments........................................   (18,411,729)    (84,773,604)    (82,070,830)     (34,263,786)
  Net unrealized appreciation (depreciation) on
    investments........................................    (6,532,615)     (9,665,985)    (22,260,188)     (76,343,367)
                                                         ------------    ------------    ------------    -------------
         NET ASSETS....................................  $229,187,123    $276,106,110    $395,862,742    $ 785,160,884
                                                         ============    ============    ============    =============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share.........  $      27.61    $      20.30    $      23.99    $       25.41
                                                         ============    ============    ============    =============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)...................................     8,300,003      13,600,323      16,500,254       30,905,181
                                                         ============    ============    ============    =============
  Cost of investments..................................  $236,041,452    $286,405,606    $420,066,900    $ 865,318,770
                                                         ============    ============    ============    =============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   ---------------   --------------
     $317,931,144       $581,672,890    $450,049,478    $1,062,633,761    $1,191,557,887
        1,577,395                 --              --                --                --
               --                 --              --                --               146
          209,190          1,173,495         818,978           403,136         1,544,846
            1,043              1,237           1,492             6,115             3,002
     ------------       ------------    ------------    --------------    --------------
      319,718,772        582,847,622     450,869,948     1,063,043,012     1,193,105,881
     ------------       ------------    ------------    --------------    --------------
        2,310,334                 --         911,218                --                --
          981,663          2,260,553       2,624,564                --        10,601,438
           12,562             26,192          20,718            45,488            47,763
               --              3,435           2,622             8,772            10,098
           50,349             67,424          88,130           415,655           133,332
           17,161             33,985          27,662            51,340            52,768
           78,392            163,861         122,537           224,040           320,204
     ------------       ------------    ------------    --------------    --------------
        3,450,461          2,555,450       3,797,451           745,295        11,165,603
     ------------       ------------    ------------    --------------    --------------
     $316,268,311       $580,292,172    $447,072,497    $1,062,297,717    $1,181,940,278
     ============       ============    ============    ==============    ==============
      333,002,611        607,544,404     488,630,063     2,205,785,187     1,135,973,340
         (318,597)           278,567        (421,475)        5,108,784        (2,613,424)
      (23,656,319)       (42,755,555)    (14,721,033)     (583,893,237)      (46,061,073)
        7,240,616         15,224,756     (26,415,058)     (564,703,017)       94,641,435
     ------------       ------------    ------------    --------------    --------------
     $316,268,311       $580,292,172    $447,072,497    $1,062,297,717    $1,181,940,278
     ============       ============    ============    ==============    ==============
     $      27.86       $      23.26    $      21.86    $        18.25    $        21.79
     ============       ============    ============    ==============    ==============
       11,350,022         24,950,006      20,450,022        58,201,084        54,250,502
     ============       ============    ============    ==============    ==============
     $310,690,528       $566,448,134    $476,464,536    $1,627,336,778    $1,096,916,452
     ============       ============    ============    ==============    ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003

                                                          THE CONSUMER     THE CONSUMER
                                                          DISCRETIONARY   STAPLES SELECT    THE ENERGY     THE FINANCIAL
                                                          SELECT SECTOR       SECTOR       SELECT SECTOR   SELECT SECTOR
                                                            SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND
                                                          -------------   --------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (Note 2)..............................   $ 1,531,712     $  5,151,242     $ 7,896,136    $ 16,191,085
EXPENSES
  Administrator, custodian and transfer agent fee (Note
    3)..................................................       163,246          239,308         336,653         682,559
  Distribution fee (Note 3).............................       114,272          168,335         235,657         477,792
  License fee (Note 3)..................................        97,948          144,287         201,992         409,536
  Advisory fee (Note 3).................................        81,623          120,240         168,327         341,280
  Printing and postage expense..........................        26,259           41,628          64,788         141,220
  Professional fees.....................................         5,758            2,279          19,281          49,542
  Trustee fees (Note 3).................................         4,606            7,922          11,616          27,357
  SEC registration expense..............................         1,327               --           6,523          13,048
  Insurance expense.....................................         2,365            4,297           4,881          10,725
  Miscellaneous expenses................................           717               --           1,862           2,911
                                                           -----------     ------------     -----------    ------------
    TOTAL EXPENSES BEFORE WAIVERS.......................       498,121          728,296       1,051,580       2,155,970
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3).............................       (48,974)         (72,142)       (100,996)       (227,283)
                                                           -----------     ------------     -----------    ------------
  NET EXPENSES..........................................       449,147          656,154         950,584       1,928,687
                                                           -----------     ------------     -----------    ------------
  NET INVESTMENT INCOME (LOSS)..........................     1,082,565        4,495,088       6,945,552      14,262,398
                                                           -----------     ------------     -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment transactions...     3,427,570      (23,216,215)      4,899,983      64,669,231
  Net change in unrealized appreciation
    (depreciation)......................................    26,302,779       28,516,581      34,876,256      77,323,781
                                                           -----------     ------------     -----------    ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS.......................................    29,730,349        5,300,366      39,776,239     141,993,012
                                                           -----------     ------------     -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................   $30,812,914     $  9,795,454     $46,721,791    $156,255,410
                                                           ===========     ============     ===========    ============

See accompanying notes to financial statements.

     THE HEALTH
        CARE        THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    -------------   --------------   -------------   --------------   -------------
     $ 3,259,196     $  6,809,682     $ 8,164,147     $  9,181,399    $ 32,654,752
         219,395          366,687         306,181          986,271         760,972
         153,577          256,681         214,327          690,390         532,681
         131,637          220,012         183,709          591,763         456,584
         109,698          183,344         153,091          493,135         380,486
          37,063           47,840          47,385          205,057         125,660
          10,679           15,480          12,586           70,715          51,799
           4,573            8,436           7,512           35,108          23,749
           1,707            1,508             538           17,418          13,175
           2,594            2,932           3,420           16,903           5,775
             540            1,523           1,917            6,229           2,578
     -----------     ------------     -----------     ------------    ------------
         671,463        1,104,443         930,666        3,112,989       2,353,459
                )        (116,689)        (92,235)        (345,083)       (278,965)
         (65,819
     -----------     ------------     -----------     ------------    ------------
         605,644          987,754         838,431        2,767,906       2,074,494
     -----------     ------------     -----------     ------------    ------------
       2,653,552        5,821,928       7,325,716        6,413,493      30,580,258
     -----------     ------------     -----------     ------------    ------------
         265,660       19,491,705      17,902,076     (116,311,782)      1,884,847
      13,643,673       48,937,077      35,191,473      484,426,359     148,394,701
     -----------     ------------     -----------     ------------    ------------
                       68,428,782      53,093,549      368,114,577     150,279,548
      13,909,333
     -----------     ------------     -----------     ------------    ------------
     $16,562,885     $ 74,250,710     $60,419,265     $374,528,070    $180,859,806
     ===========     ============     ===========     ============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                          THE CONSUMER DISCRETIONARY        THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
                                                          ---------------------------   ----------------------------
                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED           ENDED
                                                           9/30/2003      9/30/2002      9/30/2003       9/30/2002
                                                          ------------   ------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........................  $  1,082,565   $  1,006,648   $  4,495,088   $   4,763,712
  Net realized gain (loss) on investment transactions...     3,427,570     (2,161,765)   (23,216,215)    (31,326,931)
  Net change in unrealized appreciation
    (depreciation)......................................    26,302,779       (747,972)    28,516,581     (30,850,415)
                                                          ------------   ------------   ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    30,812,914     (1,903,089)     9,795,454     (57,413,634)
                                                          ------------   ------------   ------------   -------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................       130,703        143,586         56,698        (363,633)
                                                          ------------   ------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (1,186,210)    (1,152,248)    (4,528,088)     (4,423,211)
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................    85,795,152     10,371,525     65,511,554    (101,484,891)
                                                          ------------   ------------   ------------   -------------
  Net increase (decrease) in net assets during year.....   115,552,559      7,459,774     70,835,618    (163,685,369)
  Net assets at beginning of year.......................   113,634,564    106,174,790    205,270,492     368,955,861
                                                          ------------   ------------   ------------   -------------
NET ASSETS END OF YEAR(1)...............................  $229,187,123   $113,634,564   $276,106,110   $ 205,270,492
                                                          ============   ============   ============   =============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $   (254,795)  $   (151,150)  $    (78,544)  $     (45,544)
                                                          ============   ============   ============   =============

See accompanying notes to financial statements.

            THE ENERGY                   THE FINANCIAL                 THE HEALTH CARE
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
    ---------------------------   ----------------------------   ---------------------------
        YEAR           YEAR           YEAR           YEAR            YEAR           YEAR
       ENDED          ENDED          ENDED           ENDED          ENDED          ENDED
     9/30/2003      9/30/2002      9/30/2003       9/30/2002      9/30/2003      9/30/2002
    ------------   ------------   ------------   -------------   ------------   ------------
    $  6,945,552   $  5,856,503   $ 14,262,398   $  10,127,711   $  2,653,552   $    749,601
       4,899,983    (78,684,460)    64,669,231     (39,690,521)       265,660     (6,958,058)
      34,876,256      3,661,818     77,323,781     (31,558,751)    13,643,673     17,744,694
    ------------   ------------   ------------   -------------   ------------   ------------
      46,721,791    (69,166,139)   156,255,410     (61,121,561)    16,562,885     11,536,237
    ------------   ------------   ------------   -------------   ------------   ------------
        (207,743)       154,379        (87,185)     (1,266,156)       293,336         21,395
    ------------   ------------   ------------   -------------   ------------   ------------
      (6,750,742)    (6,022,434)   (14,072,829)     (8,798,298)    (2,961,960)      (786,910)
    ------------   ------------   ------------   -------------   ------------   ------------
     116,158,272     70,236,387    242,208,378    (140,525,194)   192,037,217    (14,661,527)
    ------------   ------------   ------------   -------------   ------------   ------------
     155,921,578     (4,797,807)   384,303,774    (211,711,209)   205,931,478     (3,890,805)
     239,941,164    244,738,971    400,857,110     612,568,319    110,336,833    114,227,638
    ------------   ------------   ------------   -------------   ------------   ------------
    $395,862,742   $239,941,164   $785,160,884   $ 400,857,110   $316,268,311   $110,336,833
    ============   ============   ============   =============   ============   ============
    $   (418,072)  $   (612,882)  $   (960,944)  $  (1,111,588)  $   (318,597)  $    (10,189)
    ============   ============   ============   =============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               THE INDUSTRIAL                  THE MATERIALS
                                                          SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                        ----------------------------    ----------------------------
                                                            YEAR            YEAR            YEAR            YEAR
                                                           ENDED           ENDED           ENDED           ENDED
                                                         9/30/2003       9/30/2002       9/30/2003       9/30/2002
                                                        ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)........................  $  5,821,928    $  2,318,997    $  7,325,716    $  4,948,075
  Net realized gain (loss) on investment
    transactions......................................    19,491,705     (51,844,393)     17,902,076      (4,372,997)
  Net change in unrealized appreciation
    (depreciation)....................................    48,937,077     (11,528,213)     35,191,473     (31,871,252)
                                                        ------------    ------------    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS........................................    74,250,710     (61,053,609)     60,419,265     (31,296,174)
                                                        ------------    ------------    ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED........................       883,874        (265,406)      1,033,882         171,969
                                                        ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................    (5,963,416)     (1,976,019)     (7,973,938)     (4,971,460)
                                                        ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)...............................   424,340,134      82,811,265     233,948,493      96,199,087
                                                        ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets during year...   493,511,302      19,516,231     287,427,702      60,103,422
  Net assets at beginning of year.....................    86,780,870      67,264,639     159,644,795      99,541,373
                                                        ------------    ------------    ------------    ------------
NET ASSETS END OF YEAR(1).............................  $580,292,172    $ 86,780,870    $447,072,497    $159,644,795
                                                        ============    ============    ============    ============
(1) Including undistributed (distribution in excess
      of) net investment income.......................  $    278,567    $    420,055    $   (421,475)   $    226,747
                                                        ============    ============    ============    ============

See accompanying notes to financial statements.

        THE TECHNOLOGY                     THE UTILITIES
    SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
-------------------------------    ------------------------------
     YEAR             YEAR              YEAR             YEAR
    ENDED             ENDED            ENDED            ENDED
  9/30/2003         9/30/2002        9/30/2003        9/30/2002
--------------    -------------    --------------    ------------
$    6,413,493    $   1,313,479    $   30,580,258    $  4,724,603
  (116,311,782)    (301,976,050)        1,884,847     (16,387,749)
   484,426,359     (139,291,245)      148,394,701     (42,980,585)
--------------    -------------    --------------    ------------
   374,528,070     (439,953,816)      180,859,806     (54,643,731)
--------------    -------------    --------------    ------------
      (615,928)        (936,423)        3,172,171         424,481
--------------    -------------    --------------    ------------
    (2,618,188)              --       (33,590,987)     (5,131,034)
--------------    -------------    --------------    ------------
    58,415,669      176,051,612       892,255,123      88,526,724
--------------    -------------    --------------    ------------
   429,709,623     (264,838,627)    1,042,696,113      29,176,440
   632,588,094      897,426,721       139,244,165     110,067,725
--------------    -------------    --------------    ------------
$1,062,297,717    $ 632,588,094    $1,181,940,278    $139,244,165
==============    =============    ==============    ============
$    5,108,784    $   1,313,479    $   (2,613,424)   $     18,377
==============    =============    ==============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                           THE CONSUMER DISCRETIONARY
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2003            2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................    $  22.73        $  23.08        $  24.89         $ 26.17         $ 24.51
                                    --------        --------        --------         -------         -------
Net investment income (loss)....        0.18            0.14            0.23            0.22            0.09
Net realized and unrealized gain
  (loss) (3)....................        4.84           (0.36)          (1.80)          (1.29)           1.66
                                    --------        --------        --------         -------         -------
Total from investment
  operations....................        5.02           (0.22)          (1.57)          (1.07)           1.75
                                    --------        --------        --------         -------         -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................        0.02            0.03              --              --            0.01
                                    --------        --------        --------         -------         -------
Distributions to shareholders
  from:
Net investment income...........       (0.16)          (0.16)          (0.24)          (0.21)          (0.10)
Net realized gain (loss)........          --              --              --              --              --
                                    --------        --------        --------         -------         -------
Total distributions to
  shareholders..................       (0.16)          (0.16)          (0.24)          (0.21)          (0.10)
                                    --------        --------        --------         -------         -------
Net assets value, end of
  period........................    $  27.61        $  22.73        $  23.08         $ 24.89         $ 26.17
                                    ========        ========        ========         =======         =======
Total return (4)................       22.27%          (0.93)%         (6.46)%         (4.12)%          7.17%
                                    ========        ========        ========         =======         =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................    $229,187        $113,635        $106,175         $89,615         $35,324
Ratio of expenses to average net
  assets........................        0.28%           0.27%           0.27%           0.43%           0.58%(5)
Ratio of expenses to average net
  assets before waivers.........        0.31%           0.31%           0.32%           0.51%           0.58%(5)
Ratio of net investment income
  (loss) to average net
  assets........................        0.66%           0.57%           0.89%           0.80%           0.49%(5)
Portfolio turnover rate (6).....       28.68%          42.34%           4.71%          16.28%           9.56%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE CONSUMER STAPLES
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2003            2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................    $  19.83        $  25.10        $  25.02        $  22.63         $ 26.06
                                    --------        --------        --------        --------         -------
Net investment income (loss)....        0.34            0.43            0.27            0.30            0.20
Net realized and unrealized gain
  (loss) (3)....................        0.50           (5.29)           0.09            2.39           (3.44)
                                    --------        --------        --------        --------         -------
Total from investment
  operations....................        0.84           (4.86)           0.36            2.69           (3.24)
                                    --------        --------        --------        --------         -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................          --           (0.04)           0.03           (0.02)           0.01
                                    --------        --------        --------        --------         -------
Distributions to shareholders
  from:
Net investment income...........       (0.37)          (0.37)          (0.31)          (0.28)          (0.20)
Net realized gain (loss)........          --              --              --              --              --
                                    --------        --------        --------        --------         -------
Total distributions to
  shareholders..................       (0.37)          (0.37)          (0.31)          (0.28)          (0.20)
                                    ========        ========        ========        ========         =======
Net assets value, end of
  period........................    $  20.30        $  19.83        $  25.10        $  25.02         $ 22.63
                                    ========        ========        ========        ========         =======
Total return (4)................        4.31%         (19.68)%          1.53%          11.92%         (12.45)%
                                    ========        ========        ========        ========         =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................    $276,106        $205,270        $368,956        $156,394         $17,651
Ratio of expenses to average net
  assets........................        0.27%           0.28%           0.28%           0.42%           0.57%(5)
Ratio of expenses to average net
  assets before waivers.........        0.30%           0.32%           0.33%           0.50%           0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets........................        1.87%           1.48%           1.21%           1.20%           1.10%(5)
Portfolio turnover rate (6).....       37.16%          59.68%           6.42%           9.77%           2.91%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   THE ENERGY
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2003            2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................    $  21.14        $  25.90        $  32.81        $  27.46        $  23.59
                                    --------        --------        --------        --------        --------
Net investment income (loss)....        0.50            0.43            0.45            0.55            0.29
Net realized and unrealized gain
  (loss) (3)....................        2.83           (4.73)          (6.90)           5.28            3.88
                                    --------        --------        --------        --------        --------
Total from investment
  operations....................        3.33           (4.30)          (6.45)           5.83            4.17
                                    --------        --------        --------        --------        --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................       (0.01)           0.01            0.02           (0.01)           0.07
                                    --------        --------        --------        --------        --------
Distributions to shareholders
  from:
Net investment income...........       (0.47)          (0.47)          (0.48)          (0.47)          (0.37)
Net realized gain (loss)........          --              --              --              --              --
                                    --------        --------        --------        --------        --------
Total distributions to
  shareholders..................       (0.47)          (0.47)          (0.48)          (0.47)          (0.37)
                                    --------        --------        --------        --------        --------
Net assets value, end of
  period........................    $  23.99        $  21.14        $  25.90        $  32.81        $  27.46
                                    ========        ========        ========        ========        ========
Total return (4)................       15.87%         (16.72)%        (19.81)%         21.38%          17.91%
                                    ========        ========        ========        ========        ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................    $395,863        $239,941        $244,739        $291,975        $149,636
Ratio of expenses to average net
  assets........................        0.28%           0.27%           0.28%           0.41%           0.56%(5)
Ratio of expenses to average net
  assets before waivers.........        0.31%           0.31%           0.33%           0.50%           0.56%(5)
Ratio of net investment income
  (loss) to average net
  assets........................        2.06%           1.82%           1.56%           1.71%           1.73%(5)
Portfolio turnover rate (6).....        6.72%          38.55%          17.36%          30.76%          20.15%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  THE FINANCIAL
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                    2003 (1)          2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................    $  20.66        $  24.70        $  28.96        $  22.04        $  22.02
                                    --------        --------        --------        --------        --------
Net investment income (loss)....        0.49            0.49            0.41            0.35            0.21
Net realized and unrealized gain
  (loss) (3)....................        4.75           (4.03)          (4.27)           6.91            0.02
                                    --------        --------        --------        --------        --------
Total from investment
  operations....................        5.24           (3.54)          (3.86)           7.26            0.23
                                    --------        --------        --------        --------        --------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................          --           (0.07)          (0.01)             --            0.01
                                    --------        --------        --------        --------        --------
Distributions to shareholders
  from:
Net investment income...........       (0.49)          (0.43)          (0.39)          (0.34)          (0.22)
Net realized gain (loss)........                          --              --              --              --
                                    --------        --------        --------        --------        --------
Total distributions to
  shareholders..................       (0.49)          (0.43)          (0.39)          (0.34)          (0.22)
                                    --------        --------        --------        --------        --------
Net assets value, end of
  period........................    $  25.41        $  20.66        $  24.70        $  28.96        $  22.04
                                    ========        ========        ========        ========        ========
Total return (4)................       25.45%         (14.87)%        (13.50)%         33.24%           0.97%
                                    ========        ========        ========        ========        ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................    $785,161        $400,857        $612,568        $430,141        $123,409
Ratio of expenses to average net
  assets........................        0.28%           0.27%           0.27%           0.44%           0.57%(5)
Ratio of expenses to average net
  assets before waivers.........        0.32%           0.31%           0.32%           0.54%           0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets........................        2.09%           1.70%           1.43%           1.45%           1.14%(5)
Portfolio turnover rate (6).....        5.90%          10.58%           8.77%           7.02%           5.71%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 THE HEALTH CARE
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2003            2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................    $  25.36        $  23.55        $  29.06         $ 26.85         $ 23.97
                                    --------        --------        --------         -------         -------
Net investment income (loss)....        0.32            0.14            0.07            0.03           (0.02)
Net realized and unrealized gain
  (loss) (3)....................        2.49            1.82           (5.49)           2.37            2.90
                                    --------        --------        --------         -------         -------
Total from investment
  operations....................        2.81            1.96           (5.42)           2.40            2.88
                                    --------        --------        --------         -------         -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................        0.03              --              --           (0.01)             --
                                    --------        --------        --------         -------         -------
Distributions to shareholders
  from:
Net investment income...........       (0.34)          (0.15)          (0.08)             --              --
Net realized gain (loss)........          --              --           (0.01)          (0.18)             --
                                    --------        --------        --------         -------         -------
Total distributions to
  shareholders..................       (0.34)          (0.15)          (0.09)          (0.18)             --
                                    --------        --------        --------         -------         -------
Net assets value, end of
  period........................    $  27.86        $  25.36        $  23.55         $ 29.06         $ 26.85
                                    ========        ========        ========         =======         =======
Total return (4)................       11.22%           8.27%         (18.71)%          8.84%          12.03%
                                    ========        ========        ========         =======         =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................    $316,268        $110,337        $114,228         $79,911         $60,420
Ratio of expenses to average net
  assets........................        0.28%           0.28%           0.28%           0.42%           0.57%(5)
Ratio of expenses to average net
  assets before waivers.........        0.31%           0.32%           0.33%           0.51%           0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets........................        1.21%           0.49%           0.26%           0.10%          (0.11)%(5)
Portfolio turnover rate (6).....        6.00%         102.64%          27.99%          21.88%          14.56%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE INDUSTRIAL
                                                           SELECT SECTOR SPDR FUND
                               YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                              SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                2003 (1)           2002             2001             2000           1999 (2)
                              -------------    -------------    -------------    -------------    -------------
Net asset value, beginning
  of period.................    $  19.50          $ 23.60          $ 30.30          $ 28.68          $ 22.66
                                --------          -------          -------          -------          -------
Net investment income
  (loss)....................        0.35             0.39             0.30             0.35             0.21
Net realized and unrealized
  gain (loss) (3)...........        3.70            (4.11)           (6.66)            1.70             6.00
                                --------          -------          -------          -------          -------
Total from investment
  operations................        4.05            (3.72)           (6.36)            2.05             6.21
                                --------          -------          -------          -------          -------
Undistributed net investment
  income included in price
  of units issued and
  redeemed, net.............        0.04            (0.06)            0.02            (0.04)              --
                                --------          -------          -------          -------          -------
Distributions to
  shareholders from:
Net investment income.......       (0.33)           (0.32)           (0.36)           (0.31)           (0.19)
Net realized gain (loss)....          --               --               --            (0.08)              --
                                --------          -------          -------          -------          -------
Total distributions to
  shareholders..............       (0.33)           (0.32)           (0.36)           (0.39)           (0.19)
                                --------          -------          -------          -------          -------
Net assets value, end of
  period....................    $  23.26          $ 19.50          $ 23.60          $ 30.30          $ 28.68
                                ========          =======          =======          =======          =======
Total return (4)............       21.07%          (16.24)%         (21.10)%           7.10%           27.40%
                                ========          =======          =======          =======          =======
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)................    $580,292          $86,781          $67,265          $49,989          $65,963
Ratio of expenses to average
  net assets................        0.27%            0.28%            0.28%            0.44%            0.57%(5)
Ratio of expenses to average
  net assets before
  waivers...................        0.30%            0.31%            0.33%            0.51%            0.57%(5)
Ratio of net investment
  income (loss) to average
  net assets................        1.59%            1.26%            1.25%            1.10%            0.94%(5)
Portfolio turnover rate
  (6).......................       14.85%           57.63%            7.14%           42.37%           12.42%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE MATERIALS
                                                           SELECT SECTOR SPDR FUND
                               YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                              SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                  2003             2002             2001             2000           1999 (2)
                              -------------    -------------    -------------    -------------    -------------
Net asset value, beginning
  of period.................    $  17.74         $  19.33          $ 18.03          $ 23.74          $ 20.72
                                --------         --------          -------          -------          -------
Net investment income
  (loss)....................        0.44             0.43             0.36             0.45             0.24
Net realized and unrealized
  gain (loss) (3)...........        4.10            (1.60)            1.86            (5.66)            3.01
                                --------         --------          -------          -------          -------
Total from investment
  operations................        4.54            (1.17)            2.22            (5.21)            3.25
                                --------         --------          -------          -------          -------
Undistributed net investment
  income included in price
  of units issued and
  redeemed, net.............        0.05             0.02             0.02            (0.07)              --
                                --------         --------          -------          -------          -------
Distributions to
  shareholders from:
Net investment income.......       (0.47)           (0.44)           (0.43)           (0.37)           (0.23)
Net realized gain (loss)....                           --            (0.51)           (0.06)              --
                                --------         --------          -------          -------          -------
Total distributions to
  shareholders..............       (0.47)           (0.44)           (0.94)           (0.43)           (0.23)
                                --------         --------          -------          -------          -------
Net assets value, end of
  period....................    $  21.86         $  17.74          $ 19.33          $ 18.03          $ 23.74
                                ========         ========          =======          =======          =======
Total return (4)............       26.04%           (6.27)%          12.08%          (22.48)%          15.59%
                                ========         ========          =======          =======          =======
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)................    $447,072         $159,645          $99,541          $56,785          $81,887
Ratio of expenses to average
  net assets................        0.27%            0.28%            0.27%            0.43%            0.56%(5)
Ratio of expenses to average
  net assets before
  waivers...................        0.30%            0.31%            0.32%            0.51%            0.56%(5)
Ratio of net investment
  income (loss) to average
  net assets................        2.39%            1.96%            2.12%            1.73%            1.44%(5)
Portfolio turnover rate
  (6).......................        3.94%           27.79%            5.59%           19.18%            9.70%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                               THE TECHNOLOGY
                                                           SELECT SECTOR SPDR FUND
                               YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                              SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                2003 (1)         2002 (1)         2001 (1)           2000           1999 (2)
                              -------------    -------------    -------------    -------------    -------------
Net asset value, beginning
  of period.................   $    11.84        $  19.18         $  46.44        $    41.22        $  30.09
                               ----------        --------         --------        ----------        --------
Net investment income
  (loss)....................         0.10            0.02            (0.01)            (0.08)          (0.04)
Net realized and unrealized
  gain (loss) (3)...........         6.36           (7.34)          (27.18)             5.31           11.18
                               ----------        --------         --------        ----------        --------
Total from investment
  operations................         6.46           (7.32)          (27.19)             5.23           11.14
                               ----------        --------         --------        ----------        --------
Undistributed net investment
  income included in price
  of units issued and
  redeemed, net.............        (0.01)          (0.02)           (0.07)            (0.01)          (0.01)
                               ----------        --------         --------        ----------        --------
Distributions to
  shareholders from:
Net investment income.......        (0.04)             --               --                --              --
Net realized gain (loss)....           --              --               --                --              --
                               ----------        --------         --------        ----------        --------
Total distributions to
  shareholders..............        (0.04)             --             0.00              0.00              --
                               ----------        --------         --------        ----------        --------
Net assets value, end of
  period....................   $    18.25        $  11.84         $  19.18        $    46.44        $  41.22
                               ==========        ========         ========        ==========        ========
Total return (4)............        54.66%         (38.28)%         (58.71)%           12.67%          37.00%
                               ==========        ========         ========        ==========        ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)................   $1,062,298        $632,588         $897,427        $1,042,665        $731,719
Ratio of expenses to average
  net assets................         0.28%           0.27%            0.28%             0.42%           0.56%(5)
Ratio of expenses to average
  net assets before
  waivers...................         0.32%           0.30%            0.33%             0.50%           0.56%(5)
Ratio of net investment
  income (loss) to average
  net assets................         0.65%           0.12%           (0.05)%           (0.16)%         (0.15)%(5)
Portfolio turnover rate
  (6).......................         9.86%          17.92%           10.85%            24.34%          21.23%

See accompanying notes to financial highlights on page 58

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  THE UTILITIES
                                                             SELECT SECTOR SPDR FUND
                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                      2003            2002            2001            2000          1999 (2)
                                  -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of
  period........................   $    18.57       $  29.35        $  32.24        $  29.52         $ 29.06
                                   ----------       --------        --------        --------         -------
Net investment income (loss)....         0.81           0.89            0.70            1.06            0.56
Net realized and unrealized gain
  (loss) (3)....................         3.16         (10.82)          (2.48)           2.86            0.45
                                   ----------       --------        --------        --------         -------
Total from investment
  operations....................         3.97          (9.93)          (1.78)           3.92            1.01
                                   ----------       --------        --------        --------         -------
Undistributed net investment
  income included in price of
  units issued and redeemed,
  net...........................         0.06           0.06            0.04           (0.17)           0.05
                                   ----------       --------        --------        --------         -------
Distributions to shareholders
  from:
Net investment income...........        (0.81)         (0.91)          (0.90)          (0.85)          (0.60)
Net realized gain (loss)........           --             --           (0.25)          (0.18)             --
                                   ----------       --------        --------        --------         -------
Total distributions to
  shareholders..................        (0.81)         (0.91)          (1.15)          (1.03)          (0.60)
                                   ----------       --------        --------        --------         -------
Net assets value, end of
  period........................   $    21.79       $  18.57        $  29.35        $  32.24         $ 29.52
                                   ==========       ========        ========        ========         =======
Total return (4)................        22.16%        (34.15)%         (5.53)%         13.21%           3.66%
                                   ==========       ========        ========        ========         =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................   $1,181,940       $139,244        $110,068        $108,011         $81,168
Ratio of expenses to average net
  assets........................         0.27%          0.27%           0.29%           0.40%           0.57%(5)
Ratio of expenses to average net
  assets before waivers.........         0.31%          0.30%           0.34%           0.50%           0.57%(5)
Ratio of net investment income
  (loss) to average net
  assets........................         4.02%          3.60%           2.87%           3.45%           2.62%(5)
Portfolio turnover rate (6).....         5.70%         56.89%          11.79%          44.57%          38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on NASDAQ which are valued at the NASDAQ official close price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the pricing committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2003, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                             2008         2009           2010           2011
----------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
  Fund                                        $  234,327   $   718,060   $    732,626   $ 13,927,450
Consumer Staples Select Sector SPDR Fund          32,935     5,361,967      1,125,600     54,107,397
Energy Select Sector SPDR Fund                   748,469       615,827      6,697,642     65,879,072
Financial Select Sector SPDR Fund                310,711     3,419,828      3,115,309     19,148,460
Health Care Select Sector SPDR Fund                   --     1,393,723      2,876,921     17,808,907
Industrial Select Sector SPDR Fund                    --     5,365,360        617,211     29,450,669
Materials Select Sector SPDR Fund                     --     1,158,053      3,739,320      6,349,204
Technology Select Sector SPDR Fund             1,441,975    13,684,462    110,778,244    305,114,554
Utilities Select Sector SPDR Fund                     --     2,084,663        419,927     20,355,853

During the fiscal period ended September 30, 2003, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 6,365,725
Consumer Staples Select Sector SPDR Fund                            481,417
Energy Select Sector SPDR Fund                                   12,523,372
Financial Select Sector SPDR Fund                                73,761,541
Health Care Select Sector SPDR Fund                               1,819,326
Industrial Select Sector SPDR Fund                               27,117,255
Materials Select Sector SPDR Fund                                21,849,442
Technology Select Sector SPDR Fund                               29,637,921
Utilities Select Sector SPDR Fund                                24,309,785

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2002 through September 30, 2003 which have been deferred for tax purposes until fiscal year 2004:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $  2,492,760
Consumer Staples Select Sector SPDR Fund                         23,737,580
Energy Select Sector SPDR Fund                                    6,649,386
Financial Select Sector SPDR Fund                                 7,210,934
Health Care Select Sector SPDR Fund                               1,232,888
Industrial Select Sector SPDR Fund                                6,120,192
Materials Select Sector SPDR Fund                                 2,282,759
Technology Select Sector SPDR Fund                              123,285,364
Utilities Select Sector SPDR Fund                                15,554,461

For the year ended September 30, 2003, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2003, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 1,186,210        $  --
Consumer Staples Select Sector SPDR Fund                          4,528,088           --
Energy Select Sector SPDR Fund                                    6,750,742           --
Financial Select Sector SPDR Fund                                14,072,829           --
Health Care Select Sector SPDR Fund                               2,961,960           --
Industrial Select Sector SPDR Fund                                5,963,416           --
Materials Select Sector SPDR Fund                                 7,973,938           --
Technology Select Sector SPDR Fund                                2,618,188           --
Utilities Select Sector SPDR Fund                                33,590,987           --

As of September 30, 2003 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                UNDISTRIBUTED
                                                               UNDISTRIBUTED      LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
---------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $   66,253          $  --
Consumer Staples Select Sector SPDR Fund                           901,029             --
Energy Select Sector SPDR Fund                                   1,596,647             --
Financial Select Sector SPDR Fund                                3,565,018             --
Health Care Select Sector SPDR Fund                                663,066             --
Industrial Select Sector SPDR Fund                               2,539,120             --
Materials Select Sector SPDR Fund                                2,203,089             --
Technology Select Sector SPDR Fund                               5,108,784             --
Utilities Select Sector SPDR Fund                                7,988,014             --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2003 the Trust had no open repurchase agreements.

PROXY VOTING POLICIES

Information regarding how the Funds voted proxies relating to portfolio securities during the 12 month period from July 1, 2003 through June 30, 2004 will be available in August 2004 without charge by calling 1-800-843-2639, and on the SEC's website at www.sec.gov.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $16,000 plus a per meeting fee of $2,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $500 for each special telephone meeting, if applicable. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $1,000 per committee meeting attended except for the Chairman of the Committee who receives $1,500 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. Pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction and minimum fee waiver will remain in effect for at least a twelve-month period ending January 31, 2004. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the twelve months ended September 30, 2003 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 48,974
Consumer Staples Select Sector SPDR Fund                          72,142
Energy Select Sector SPDR Fund                                   100,996
Financial Select Sector SPDR Fund                                227,283
Health Care Select Sector SPDR Fund                               65,819
Industrial Select Sector SPDR Fund                               116,689
Materials Select Sector SPDR Fund                                 92,235
Technology Select Sector SPDR Fund                               345,083
Utilities Select Sector SPDR Fund                                278,965

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective February 1, 2002, the Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February 1, 2005.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                           YEAR ENDED
                                       SEPTEMBER 30, 2003
                                  SELECT SECTOR
                                      SPDRS          AMOUNT
                                  -------------   -------------
SPDRs sold                         10,750,000     $ 268,530,218
Dividend reinvestment SPDRs
  issued                                    3                78
SPDRs redeemed                     (7,450,000)     (182,604,441)
Net income equalization                    --          (130,703)
                                   ----------     -------------
Net increase                        3,300,003     $  85,795,152
                                   ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           9,050,000     $ 255,809,939
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (8,650,000)     (245,294,828)
Net income equalization                     --          (143,586)
                                    ----------     -------------
Net increase                           400,000     $  10,371,525
                                    ==========     =============

CONSUMER STAPLES SELECT SECTOR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            6,700,000     $131,764,821
Dividend reinvestment SPDRs issued          139            2,746
SPDRs redeemed                       (3,450,000)     (66,199,315)
Net income equalization                      --          (56,698)
                                     ----------     ------------
Net increase                          3,250,139     $ 65,511,554
                                     ==========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,900,000    $ 148,004,142
Dividend reinvestment SPDRs
  issued                                     79            1,911
SPDRs redeemed                      (10,250,000)    (249,854,577)
Net income equalization                      --          363,633
                                    -----------    -------------
Net decrease                         (4,349,921)   $(101,484,891)
                                    ===========    =============

ENERGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,900,000    $ 403,998,243
Dividend reinvestment SPDRs
  issued                                    149            3,337
SPDRs redeemed                      (12,750,000)    (288,051,051)
Net income equalization                      --          207,743
                                    -----------    -------------
Net increase                          5,150,149    $ 116,158,272
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,850,000    $ 449,207,876
Dividend reinvestment SPDRs
  issued                                     73            1,799
SPDRs redeemed                      (15,950,000)    (378,818,909)
Net income equalization                      --         (154,379)
                                    -----------    -------------
Net increase                          1,900,073    $  70,236,387
                                    ===========    =============

FINANCIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          90,100,000    $ 2,097,213,388
Dividend reinvestment SPDRs
  issued                                 1,761             40,801
SPDRs redeemed                     (78,600,000)    (1,855,132,996)
Net income equalization                     --             87,185
                                   -----------    ---------------
Net increase                        11,501,761    $   242,208,378
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                 SELECT SECTOR
                                     SPDRS            AMOUNT
                                 -------------   ----------------
SPDRs sold                        414,200,000    $ 10,513,976,853
Dividend reinvestment SPDRs
  issued                                1,929              48,184
SPDRs redeemed                   (419,600,000)    (10,655,816,387)
Net income equalization                    --           1,266,156
                                 ------------    ----------------
Net decrease                       (5,398,071)   $   (140,525,194)
                                 ============    ================

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

HEALTH CARE SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,800,000     $214,015,123
Dividend reinvestment SPDRs issued           21              595
SPDRs redeemed                         (800,000)     (21,685,165)
Net income equalization                      --         (293,336)
                                      ---------     ------------
Net increase                          7,000,021     $192,037,217
                                      =========     ============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           3,350,000     $  87,935,831
Dividend reinvestment SPDRs
  issued                                    --                --
SPDRs redeemed                      (3,850,000)     (102,575,963)
Net income equalization                     --           (21,395)
                                    ----------     -------------
Net decrease                          (500,000)    $ (14,661,527)
                                    ==========     =============

INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          26,300,000     $ 562,525,359
Dividend reinvestment SPDRs
  issued                                     6               127
SPDRs redeemed                      (5,800,000)     (137,301,478)
Net income equalization                     --          (883,874)
                                    ----------     -------------
Net increase                        20,500,006     $ 424,340,134
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           14,350,000    $ 383,003,241
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (12,750,000)    (300,457,382)
Net income equalization                      --          265,406
                                    -----------    -------------
Net increase                          1,600,000    $  82,811,265
                                    ===========    =============

MATERIALS SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                          20,800,000     $ 433,113,510
Dividend reinvestment SPDRs
  issued                                    19               381
SPDRs redeemed                      (9,350,000)     (198,131,516)
Net income equalization                     --        (1,033,882)
                                    ----------     -------------
Net increase                        11,450,019     $ 233,948,493
                                    ==========     =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           21,350,000    $ 475,875,575
Dividend reinvestment SPDRs
  issued                                      3               61
SPDRs redeemed                      (17,500,000)    (379,504,580)
Net income equalization                      --         (171,969)
                                    -----------    -------------
Net decrease                          3,850,003    $  96,199,087
                                    ===========    =============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           18,350,000    $ 277,484,077
Dividend reinvestment SPDRs
  issued                                  1,081           15,599
SPDRs redeemed                      (13,600,000)    (219,699,935)
Net income equalization                      --          615,928
                                    -----------    -------------
Net increase                          4,751,081    $  58,415,669
                                    ===========    =============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2002
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           23,700,000    $ 528,875,535
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                      (17,050,000)    (353,760,346)
Net income equalization                      --          936,423
                                    -----------    -------------
Net increase                          6,650,000    $ 176,051,612
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

UTILITIES SELECT SECTOR SPDR FUND

                                             YEAR ENDED
                                         SEPTEMBER 30, 2003
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                          52,300,000     $1,009,645,746
Dividend reinvestment SPDRs
  issued                                   389              7,869
SPDRs redeemed                      (5,550,000)      (114,226,321)
Net income equalization                     --         (3,172,171)
                                    ----------     --------------
Net increase                        46,750,389     $  892,255,123
                                    ==========     ==============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2002
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            7,100,000     $177,557,778
Dividend reinvestment SPDRs issued           51            1,334
SPDRs redeemed                       (3,350,000)     (88,607,907)
Net income equalization                      --         (424,481)
                                     ----------     ------------
Net increase                          3,750,051     $ 88,526,724
                                     ==========     ============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2003 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  236,347,958   $  8,737,042   $ 15,576,163   $  (6,839,121)
Consumer Staples Select Sector SPDR Fund                   286,813,731      3,960,110     14,034,220     (10,074,110)
Energy Select Sector SPDR Fund                             421,547,334      7,678,788     31,419,410     (23,740,622)
Financial Select Sector SPDR Fund                          866,374,090      5,251,103     82,649,790     (77,398,687)
Health Care Select Sector SPDR Fund                        311,034,408     18,377,935     11,481,199       6,896,736
Industrial Select Sector SPDR Fund                         567,650,256     25,056,880     11,034,246      14,022,634
Materials Select Sector SPDR Fund                          477,656,233     11,130,059     38,736,814     (27,606,755)
Technology Select Sector SPDR Fund                       1,656,925,416     17,838,502    612,130,157    (594,291,655)
Utilities Select Sector SPDR Fund                        1,105,562,621    107,193,847     21,198,581      85,995,266

6.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                            PURCHASES           SALES
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $  266,445,282    $  180,073,125
Consumer Staples Select Sector SPDR Fund                         130,560,650        65,053,232
Energy Select Sector SPDR Fund                                   375,584,334       259,423,759
Financial Select Sector SPDR Fund                              1,912,220,587     1,667,566,183
Health Care Select Sector SPDR Fund                              208,116,807        16,077,494
Industrial Select Sector SPDR Fund                               551,868,276       127,507,519
Materials Select Sector SPDR Fund                                422,283,692       188,340,303
Technology Select Sector SPDR Fund                               272,023,143       213,563,189
Utilities Select Sector SPDR Fund                                983,384,329        93,052,901

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

For the period ended September 30, 2003, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES        SALES
----------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $46,981,895    $47,509,641
Consumer Staples Select Sector SPDR Fund                       88,902,715     89,355,570
Energy Select Sector SPDR Fund                                 22,831,275     22,418,346
Financial Select Sector SPDR Fund                              39,631,526     41,705,882
Health Care Select Sector SPDR Fund                            13,624,109     13,036,665
Industrial Select Sector SPDR Fund                             55,283,074     54,318,580
Materials Select Sector SPDR Fund                              13,117,334     12,151,538
Technology Select Sector SPDR Fund                             99,311,526     95,499,974
Utilities Select Sector SPDR Fund                              52,388,942     43,469,014

For the period ended September 30, 2003, there were brokerage commissions on investment transactions paid to State Street Corporation as follows:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 2,657
Consumer Staples Select Sector SPDR Fund                          1,050
Energy Select Sector SPDR Fund                                    5,850
Financial Select Sector SPDR Fund                                 8,048
Health Care Select Sector SPDR Fund                               2,214
Industrial Select Sector SPDR Fund                                5,309
Materials Select Sector SPDR Fund                                 5,727
Technology Select Sector SPDR Fund                                9,926
Utilities Select Sector SPDR Fund                                39,709

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.451, 1 for 2.606, 1 for 2.359, 1 for 2.202, 1 for 2.397, 1 for 2.266, 1 for 2.072, 1 for 3.009, and 1
for 2.906, respectively.

8.  TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2003.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                              PERCENTAGE
------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  100.00%
Consumer Staples Select Sector SPDR Fund                        100.00
Energy Select Sector SPDR Fund                                   99.13
Financial Select Sector SPDR Fund                                98.05
Health Care Select Sector SPDR Fund                             100.00
Industrials Select Sector SPDR Fund                             100.00
Materials Select Sector SPDR Fund                               100.00
Technology Select Sector SPDR Fund                              100.00
Utilities Select Sector SPDR Fund                               100.00

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2003

For the fiscal year ended September 30, 2003 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2003, and the results of each of their operations, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2003

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2003
OFFICERS AND INTERESTED DIRECTORS

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND
                                          TERM OF OFFICE                                  COMPLEX
NAME, ADDRESS                POSITION(S)  AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY       OTHER DIRECTORSHIPS
AND DATE OF BIRTH            WITH FUNDS    TIME SERVED         DURING PAST 5 YEARS        TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
GEORGE R. GASPARI            Trustee;     Unlimited        Consultant to various              9                    0
P.O. Box 844                 Chairman of  Elected:         financial services
124 Island Drive             the Audit    October 1998     organizations (1996 to
Highland Lakes, NJ 07422     Committee                     present).
Age 63

ERNEST J. SCALBERG           Trustee      Unlimited        Associate Vice President           9                    0
Monterey Institute of                     Elected:         for External Programs and
International Studies                     October 1998     Dean of the Fisher Graduate
425 Van Buren St.                                          School of International
Monterey, CA 93940                                         Business (2001 to present);
Age 58                                                     Dean of the Graduate School
                                                           of Business Administration
                                                           and Dean of Faculty of the
                                                           School of Business at
                                                           Fordham University (April
                                                           1994 to 2001); Director,
                                                           Adviser or Trustee to
                                                           numerous non-profit
                                                           organizations (1974 to
                                                           present).

R. CHARLES TSCHAMPION        Trustee;     Unlimited        Managing Director of               9       Director of the India
General Motors Investment    Member of    Elected:         Investment Strategy and                    Magnum Fund; Trustee of
Management Corp.             the Audit    October 1998     Asset Allocation and                       Lehigh University and Chair
767 Fifth Avenue             Committee                     Managing Director of                       of the Investment
New York, New York 10153                                   Defined Contribution Plans,                Sub-Committee for the
Age 57                                                     General Motors Asset                       Lehigh University Endowment
                                                           Management Corporation                     Fund.
                                                           (1994 to present); Board of
                                                           Governors of the
                                                           Association for Investment
                                                           Management Research
                                                           (Member, 1995 to 2001;
                                                           Chair, 1999-2000); India
                                                           Magnum Fund (1994 to
                                                           present); Trustee of Lehigh
                                                           University and Chair of the
                                                           Investment Sub-Committee
                                                           for the Lehigh University
                                                           Endowment Fund (October
                                                           1998 to present).

CHERYL BURGERMEISTER         Trustee;     Unlimited        Retired; Trustee and               9       Trustee and Treasurer of
9 Nansen Summit              Member of    Elected:         Treasurer of Portland                      Portland Community College
Lake Oswego, OR 97035        the Audit    October 1998     Community College                          Foundation.
Age 52                       Committee                     Foundation (2001 to
                                                           present); Finance Committee
                                                           Member Portland Community
                                                           College Foundation (January
                                                           2001 to present); Trustee
                                                           Zero Gravity Internet Fund
                                                           (May 2000 to November
                                                           2001); Director and Chief
                                                           Finance Officer of The
                                                           Crabbe Huson Group and
                                                           Treasurer of the Crabbe
                                                           Huson Family of Funds (1987
                                                           to 1998).

KATHLEEN C. CUOCOLO*         Trustee      Unlimited        Executive Vice President,          9
c/o Select Sector SPDR                    Elected:         State Street Bank and Trust
Trust                                     May 2001         Company (March 2000-2003);
225 Franklin Street                                        Senior Vice President
Boston, Massachusetts 02110                                (1995- March 2000);
Age: 51                                                    Executive Operating Group
                                                           (1999-2003); CPA in
                                                           Massachusetts.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND
                                          TERM OF OFFICE                                  COMPLEX
NAME, ADDRESS                POSITION(S)  AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY       OTHER DIRECTORSHIPS
AND DATE OF BIRTH            WITH FUNDS    TIME SERVED         DURING PAST 5 YEARS        TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
DONALD A. GIGNAC             President    Unlimited        Senior Vice President,           N/A                   N/A
State Street Bank and Trust               Elected:         State Street Bank and Trust
Company                                   August 2003      Company (2002-present);
2 Avenue de Lafayette                                      Vice President, State
Boston, Massachusetts 02111                                Street Bank and Trust
Age: 38                                                    Company (1993- 2002)

MICHAEL P. RILEY             Treasurer    Unlimited        Assistant Vice President,        N/A                   N/A
State Street Bank and Trust               Elected:         State Street Bank and Trust
Company                                   August 2003      Company (2000-present);
One Federal Street                                         Assistant Secretary,
Boston, Massachusetts 02110                                Assistant Director, State
Age: 34                                                    Street Bank and Trust
                                                           Company (1999-2000);
                                                           Manager, State Street Bank
                                                           and Trust Company
                                                           (1996-1999).

KAREN D. GILLOGLY            Assistant    Unlimited        Vice President, State            N/A                   N/A
State Street Bank and Trust  Treasurer    Elected:         Street Bank and Trust
Company                                   August 2003      Company (1999-present);
One Federal Street                                         Audit Senior Manager, Ernst
Boston, Massachusetts 02110                                & Young LLP (1998).
Age: 37

MARY MORAN ZEVEN             Secretary    Unlimited        Senior Vice President and        N/A                   N/A
State Street Bank and Trust               Elected:         Senior Managing Counsel,
Company                                   November 2001    (2002-present) and Vice
One Federal Street                                         President and Associate
Boston, Massachusetts 02110                                Counsel, (2000-2002), State
Age: 42                                                    Street Bank and Trust
                                                           Company; Vice President and
                                                           Counsel, PFPC, Inc. 1999 to
                                                           2000; Counsel, Curtis,
                                                           Mallet-Prevost, Colt &
                                                           Mosle, LLP 1996 to 1999
                                                           (law firm).

STEPHANIE M. NICHOLS         Assistant    Unlimited        Counsel, State Street Bank       N/A                   N/A
State Street Bank and Trust  Secretary    Elected:         and Trust Company since
Company                                   May 2002         1997
One Federal Street
Boston, MA 02110
Age: 32

* Ms. Cuocolo is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of her former position as an officer of State Street Bank & Trust Company, the parent company of the Adviser.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
DONALD A. GIGNAC, PRESIDENT
MICHAEL P. RILEY, TREASURER
MARY MORAN ZEVEN, SECRETARY
STEPHANIE M. NICHOLS, ASSISTANT SECRETARY

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN, ROWE & MAW
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                 INDEX FUNDS(SM)

                                  SELECT SECTOR
                                    SPDRs(R)

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM  2. CODE OF ETHICS

(a) The Select Sector SPDR Trust (the "Trust") has adopted a Code of Conduct for Principal Executive and Senior Financial Officers (the "Code of Conduct").

(c) There have been no amendments to the Fund's Code of Conduct during the period of April 1, 2003 through September 30, 2003 (the "Reporting Period").

(d) There have been no waivers granted by the Fund to individuals covered by the Fund's Code of Conduct during the Reporting Period.

(f) A copy of the Fund's Code of Conduct is being filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The Board of Trustees of the Trust has determined that the Trust has two Board members serving on the Trust's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

   (2) George Gaspari and Cheryl Burgermeister are the Trust's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister were "independent" as that term is defined in the Sarbanes-Oxley Act of 2002.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Trust has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Trust's Audit Committee is comprised of the following members: George Gaspari (Chairman), Cheryl Burgermeister and R. Charles Tschampion.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.


Not applicable

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Donald A. Gignac, the registrant's President and Principal Executive Officer, and Michael P. Riley, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Messrs. Gignac and Riley determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1) Select Sector SPDR Trust Code of Conduct for Principal Executive and Senior Financial Officers.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECT SECTOR SDPR(R) TRUST


By: /s/Donald A. Gignac
    -----------------------------
    Donald A. Gignac
    President and Principal Executive Officer of the Select Sector SPDR(R) Trust

Date: December 1, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SELECT SECTOR SDPR(R) TRUST


By: /s/Donald A. Gignac
    -----------------------------
    Donald A. Gignac
    President and Principal Executive Officer of the Select Sector SPDR(R) Trust

Date: December 1, 2003


By: /s/Michael P. Riley
    ------------------------------------
    Michael P. Riley
    Treasurer and Principal Financial Officer of the Select Sector SPDR(R) Trust

Date: December 1, 2003